MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. Policyowners of NYLIAC Facilitator(R) Multi-Funded Variable Annuity (MFA) policies should refer to page 3 and policyowners of NYLIAC Variable Life Insurance Policies (VLI) should refer to page 18 for their respective financial statements.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

                       This page intentionally left blank

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 42,140,643   $111,317,225   $ 10,664,851   $ 26,350,793   $  1,289,706   $  2,517,446
  Dividends due and accrued.............            --             --             --             --          5,015          9,783
    Net receivable (payable) to New York
      Life Insurance and Annuity
      Corporation.......................        (1,012)       (27,290)            --            100             --         (2,976)

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       140,131        368,522         33,476         83,277          3,956          7,528
    Administrative charges..............            --        147,409             --         33,311             --          3,011
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Total net assets................  $ 41,999,500   $110,774,004   $ 10,631,375   $ 26,234,305   $  1,290,765   $  2,513,714
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 41,999,500   $110,774,004   $ 10,631,375   $ 26,234,305   $  1,290,765   $  2,513,714
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      84.70   $      75.31   $      45.63   $      40.57   $      24.50   $      21.79
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 39,662,727   $ 97,256,746   $ 10,138,591   $ 25,162,901   $  1,289,739   $  2,517,500
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)

                                                 COMMON STOCK                 BOND INVESTMENT                MONEY MARKET
                                             INVESTMENT DIVISIONS                DIVISIONS               INVESTMENT DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     30,042   $     56,276
  Mortality and expense risk charges....      (260,860)      (683,811)       (67,543)      (167,800)        (7,861)       (14,714)
  Administrative charges................            --       (273,524)            --        (67,120)            --         (5,886)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (260,860)      (957,335)       (67,543)      (234,920)        22,181         35,676
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     4,355,779      8,942,279        940,464      2,101,054        101,265        122,799
  Cost of investments sold..............    (4,070,851)    (7,013,586)      (889,578)    (1,980,728)      (101,273)      (122,808)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................       284,928      1,928,693         50,886        120,326             (8)            (9)
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......     2,785,813      6,180,105         54,821        138,661             13             19
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     3,070,741      8,108,798        105,707        258,987              5             10
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $  2,809,881   $  7,151,463   $     38,164   $     24,067   $     22,186   $     35,686
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                                       COMMON STOCK
                                                                                   INVESTMENT DIVISIONS
                                                            ------------------------------------------------------------------
                                                                    SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                       POLICIES                            POLICIES
                                                            ------------------------------      ------------------------------
                                                                2007              2006              2007              2006
                                                            ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $   (260,860)     $   (291,247)     $   (957,335)     $ (1,274,925)
    Net realized gain (loss) on investments.............         284,928           494,603         1,928,693         2,278,476
    Realized gain distribution received.................              --           929,043                --         2,410,909
    Change in unrealized appreciation (depreciation) on
      investments.......................................       2,785,813         4,801,138         6,180,105        11,203,775
                                                            ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       2,809,881         5,933,537         7,151,463        14,618,235
                                                            ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners, net of
      reversals.........................................          96,433           192,743           696,552         1,493,015
    Policyowners' surrenders............................      (3,499,473)       (5,032,691)       (7,834,703)      (10,659,392)
    Policyowners' annuity and death benefits, net of
      reversals.........................................        (302,880)         (208,718)         (325,145)         (460,374)
    Net transfers from (to) Fixed Account...............         (10,202)         (186,055)           15,312          (537,215)
    Transfers between Investment Divisions..............         (10,831)         (114,230)         (133,959)          198,218
                                                            ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)...............      (3,726,953)       (5,348,951)       (7,581,943)       (9,965,748)
                                                            ------------      ------------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      in the Separate Account...........................          (8,208)          (21,743)          (30,033)          (77,624)
                                                            ------------      ------------      ------------      ------------
        Increase (decrease) in net assets...............        (925,280)          562,843          (460,513)        4,574,863
NET ASSETS:
    Beginning of period.................................      42,924,780        42,361,937       111,234,517       106,659,654
                                                            ------------      ------------      ------------      ------------
    End of period.......................................    $ 41,999,500      $ 42,924,780      $110,774,004      $111,234,517
                                                            ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

                         BOND INVESTMENT                                              MONEY MARKET
                            DIVISIONS                                             INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (67,543)  $    (17,523)  $   (234,920)  $   (177,238)  $     22,181   $     40,851   $     35,676   $     65,999
          50,886         10,704        120,326         53,649             (8)           (16)            (9)           (19)
              --             --             --             --             --             --             --             --
          54,821        369,937        138,661        867,232             13            (20)            19            (48)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          38,164        363,118         24,067        743,643         22,186         40,815         35,686         65,932
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          62,783        153,710        180,989        503,518         37,272          9,622         38,383         55,199
        (834,332)    (2,103,483)    (1,873,705)    (3,176,709)       (43,256)      (292,807)      (105,976)      (213,085)
          (4,029)       (64,175)       (50,399)       (69,323)            --        (15,374)       (10,702)        (5,742)
          (8,622)       (65,279)          (335)      (338,990)            --           (923)        15,926       (414,764)
          10,533        (55,369)       (83,765)      (320,150)         1,491        169,599        217,788        121,819
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (773,667)    (2,134,596)    (1,827,215)    (3,401,654)        (4,493)      (129,883)       155,419       (456,573)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             (53)        (1,224)          (185)        (4,143)           (75)          (139)          (195)          (372)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (735,556)    (1,772,702)    (1,803,333)    (2,662,154)        17,618        (89,207)       190,910       (391,013)
      11,366,931     13,139,633     28,037,638     30,699,792      1,273,147      1,362,354      2,322,804      2,713,817
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 10,631,375   $ 11,366,931   $ 26,234,305   $ 28,037,638   $  1,290,765   $  1,273,147   $  2,513,714   $  2,322,804
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (This page intentionally left blank)

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP Series
    Fund, Inc., at net asset value......  $ 57,867,298   $ 12,303,071   $ 18,891,472   $  3,047,958   $  1,698,599   $    446,525
  Dividends due and accrued.............            --             --             --             --          6,475          1,782
  Net receivable (payable) to New York
    Life Insurance and Annuity
    Corporation.........................        (2,915)            --             --             --             --             --

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       191,893         40,564         59,547          9,573          4,826          1,424
    Administrative charges..............            --         16,225             --          3,829             --            570
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 57,672,490   $ 12,246,282   $ 18,831,925   $  3,034,556   $  1,700,248   $    446,313
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 57,672,490   $ 12,246,282   $ 18,831,925   $  3,034,556   $  1,700,248   $    446,313
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      84.70   $      75.31   $      45.80   $      40.64   $      24.50   $      21.79
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 54,077,470   $ 10,858,247   $ 18,019,465   $  2,929,784   $  1,698,666   $    446,527
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     35,904   $     10,202
  Mortality and expense risk charges....      (354,615)       (75,070)      (119,084)       (19,147)        (9,400)        (2,667)
  Administrative charges................            --        (30,028)            --         (7,659)            --         (1,067)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (354,615)      (105,098)      (119,084)       (26,806)        26,504          6,468
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     4,127,791        990,307      1,100,088        165,680        104,739         38,619
  Cost of investments sold..............    (3,813,393)      (912,659)    (1,009,429)      (158,465)      (104,743)       (38,619)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................       314,398         77,648         90,659          7,215             (4)            --
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......     3,901,519        812,269         87,617         21,658             10              2
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     4,215,917        889,917        178,276         28,873              6              2
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net
        assets resulting from
        operations......................  $  3,861,302   $    784,819   $     59,192   $      2,067   $     26,510   $      6,470
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                                         COMMON STOCK
                                                                                     INVESTMENT DIVISIONS
                                                                --------------------------------------------------------------
                                                                       SINGLE PREMIUM                   FLEXIBLE PREMIUM
                                                                          POLICIES                          POLICIES
                                                                ----------------------------      ----------------------------
                                                                   2007             2006             2007             2006
                                                                --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................    $  (354,615)     $  (389,781)     $  (105,098)     $  (139,676)
    Net realized gain (loss) on investments.................        314,398          719,284           77,648          260,496
    Realized gain distribution received.....................             --        1,242,486               --          266,549
    Change in unrealized appreciation (depreciation) on
      investments...........................................      3,901,519        6,339,559          812,269        1,205,409
                                                                -----------      -----------      -----------      -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................      3,861,302        7,911,548          784,819        1,592,778
                                                                -----------      -----------      -----------      -----------
  Contributions and (withdrawals):
    Payments received from policyowners, net of reversals...         16,250           26,576           36,195           57,522
    Policyowners' surrenders................................     (2,955,529)      (4,880,094)        (484,211)        (947,166)
    Policyowners' annuity and death benefits, net of
      reversals.............................................       (410,325)      (1,277,380)        (184,425)        (193,893)
    Net transfers from (to) Fixed Account...................         88,897         (490,427)         (31,735)         (25,579)
    Transfers between Investment Divisions..................       (321,116)        (291,880)        (175,486)          21,648
                                                                -----------      -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (3,581,823)      (6,913,205)        (839,662)      (1,087,468)
                                                                -----------      -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained in
      the Separate Account..................................        (11,080)         (29,080)          (3,288)          (8,490)
                                                                -----------      -----------      -----------      -----------
        Increase (decrease) in net assets...................        268,399          969,263          (58,131)         496,820
NET ASSETS:
  Beginning of period.......................................     57,404,091       56,434,828       12,304,413       11,807,593
                                                                -----------      -----------      -----------      -----------
  End of period.............................................    $57,672,490      $57,404,091      $12,246,282      $12,304,413
                                                                ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

                      BOND INVESTMENT                                      MONEY MARKET
                         DIVISIONS                                     INVESTMENT DIVISIONS
    ---------------------------------------------------   ----------------------------------------------
         SINGLE PREMIUM            FLEXIBLE PREMIUM           SINGLE PREMIUM          FLEXIBLE PREMIUM
            POLICIES                   POLICIES                  POLICIES                 POLICIES
    -------------------------   -----------------------   -----------------------   --------------------
       2007          2006          2007         2006         2007         2006        2007        2006
    ----------------------------------------------------------------------------------------------------
    $  (119,084)  $   (24,662)  $  (26,806)  $  (19,180)  $   26,504   $   48,046   $  6,468    $ 10,421
         90,659        51,953        7,215        4,841           (4)          (1)        --           1
             --            --           --           --           --           --         --          --
         87,617       602,070       21,658       97,632           10          (41)         2         (11)
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
         59,192       629,361        2,067       83,293       26,510       48,004      6,470      10,411
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
          3,748       (28,356)      13,192       21,266           --           --      2,407       5,135
       (784,218)   (2,172,264)     (69,713)    (208,349)     (77,220)    (173,095)   (10,785)    (30,132)
       (111,832)     (416,433)     (28,424)     (59,308)          11       (9,155)    (4,441)     (6,954)
         (1,168)      (83,884)     (19,576)     (39,081)          --       (9,543)        --        (227)
         68,704       110,266       (6,384)     (35,660)     252,412      181,310    181,870      14,005
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
       (824,766)   (2,590,671)    (110,905)    (321,132)     175,203      (10,483)   169,051     (18,173)
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
            (88)       (2,095)         (21)        (460)         (89)        (162)       (33)        (57)
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
       (765,662)   (1,963,405)    (108,859)    (238,299)     201,624       37,359    175,488      (7,819)
     19,597,587    21,560,992    3,143,415    3,381,714    1,498,624    1,461,265    270,825     278,644
    -----------   -----------   ----------   ----------   ----------   ----------   --------    --------
    $18,831,925   $19,597,587   $3,034,556   $3,143,415   $1,700,248   $1,498,624   $446,313    $270,825
    ===========   ===========   ==========   ==========   ==========   ==========   ========    ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

    Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II, which are all in the accumulation phase, are invested exclusively in shares of portfolios of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings") and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM Holdings is a wholly-owned subsidiary of New York Life Insurance Company. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the MainStay VP Common Stock Portfolio-Initial Class, the Bond Investment Divisions invest in the MainStay VP Bond Portfolio-Initial Class, and the Money Market Investment Divisions invest in the MainStay VP Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to policyowner instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions, on the first business day subsequent to the close of the period presented.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------
At June 30, 2007, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    1,599          4,223           777         1,920         1,290          2,518
Identified cost............................  $39,663       $ 97,257       $10,139       $25,163       $ 1,290       $  2,518
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    2,195            467         1,377           222         1,699            447
Identified cost............................  $54,077       $ 10,858       $18,019       $ 2,930       $ 1,699       $    447

Transactions in MainStay VP Series Fund, Inc. shares for the period ended June 30, 2007 were as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $   356       $    247       $    94       $    13       $   119       $    316
Proceeds from sales........................    4,356          8,942           940         2,101           101            123
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $   183       $     42       $   149       $    27       $   306       $    214
Proceeds from sales........................    4,128            990         1,100           166           105             39

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts an annual policy service charge for Flexible Premium Policies on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's accumulation value. This charge covers the cost for providing services such as collecting, processing and confirming purchase payments. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    NYLIAC deducts a surrender charge on certain partial withdrawals or surrenders from Single Premium and Flexible Premium policies. For Single Premium policies, NYLIAC assesses a charge based on the length of time each payment is in the policy before it is withdrawn. Single Premium policyholders can make up to four additional purchase payments each policy year. The surrender charge for Single Premium policyholders is 7% of the amount withdrawn or surrendered during the first policy year that a purchase payment is made. This charge declines 1% for each additional policy year that a purchase payment is in the policy until the seventh policy year, after which no charge is made. The surrender charge for Flexible Premium policies is 7% of the amount withdrawn or surrendered during the first four policy years. This charge then declines 1% each policy year until the tenth policy year, after which no charge is made. These charges are recorded with surrenders in the accompanying statements of changes in net assets. Surrender charges are paid to NYLIAC.

    Single and Flexible Premium policies of Separate Account-I and Separate Account-II are charged for the mortality and expense risks assumed by NYLIAC. Additionally, Flexible Premium policies are charged for administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.25% for mortality and expense risks and an additional .50% for administrative charges on Flexible Premium policies, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
Transactions in accumulation units for the six months ended June 30, 2007 and the year ended December 31, 2006, were as follows:

                                                                   COMMON STOCK INVESTMENT DIVISIONS
                                                                ----------------------------------------
                                                                 SINGLE PREMIUM        FLEXIBLE PREMIUM
                                                                    POLICIES               POLICIES
                                                                ----------------       -----------------
                                                                2007        2006       2007         2006
                                                                ----------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued................................................       1          3          10           25
Units redeemed..............................................     (47)       (77)       (116)        (178)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (46)       (74)       (106)        (153)
                                                                =====       ====       ====         ====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued................................................       1          1          --            1
Units redeemed..............................................     (45)       (95)        (11)         (18)
                                                                -----       ----        ----        ----
    Net increase (decrease).................................     (44)       (94)        (11)         (17)
                                                                =====       ====        ====        ====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                BOND INVESTMENT DIVISIONS                           MONEY MARKET INVESTMENT DIVISIONS
    -------------------------------------------------   ---------------------------------------------------------
      SINGLE PREMIUM           FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
         POLICIES                  POLICIES                      POLICIES                      POLICIES
    -------------------   ---------------------------   ---------------------------   ---------------------------
    2007       2006           2007           2006           2007           2006           2007           2006
    -------------------------------------------------------------------------------------------------------------
      1          3              4             13              2              8             13              8
    (18)       (52)           (49)           (99)            (2)           (14)            (5)           (30)
    ----   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    (17)       (49)           (45)           (86)            --             (6)             8            (22)
    ====   ============   ============   ============   ============   ============   ============   ============
      2          2             --             --             10              8              8              1
    (20)       (60)            (2)            (9)            (3)            (9)            (1)            (1)
    ----   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    (18)       (58)            (2)            (9)             7             (1)             7             --
    ====   ============   ============   ============   ============   ============   ============   ============

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2007, December 31, 2006, 2005, 2004, 2003 and 2002.

                                                                           SINGLE PREMIUM POLICIES (A)
COMMON STOCK INVESTMENT DIVISIONS                      --------------------------------------------------------------------
                                                         2007        2006        2005        2004        2003        2002
                                                       --------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets.........................................    $ 42,000    $ 42,925    $ 42,362    $ 44,660    $ 46,214    $ 41,980
Units Outstanding..................................         496         542         616         690         782         886
Variable Accumulation Unit Value...................    $  84.70    $  79.23    $  68.87    $  64.76    $  59.13    $  47.38
Total Return.......................................        6.9%       15.0%        6.3%        9.5%       24.8%      (25.2%)
Investment Income Ratio............................          --        0.6%        1.0%        1.4%        1.0%        0.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets.........................................    $ 57,672    $ 57,404    $ 56,435    $ 58,661    $ 58,628    $ 52,099
Units Outstanding..................................         681         725         819         906         992       1,100
Variable Accumulation Unit Value...................    $  84.70    $  79.23    $  68.87    $  64.76    $  59.13    $  47.38
Total Return.......................................        6.9%       15.0%        6.3%        9.5%       24.8%      (25.2%)
Investment Income Ratio............................          --        0.6%        1.0%        1.4%        1.0%        0.8%

                                                                          FLEXIBLE PREMIUM POLICIES (B)
                                                       --------------------------------------------------------------------
                                                         2007        2006        2005        2004        2003        2002
                                                       --------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets.........................................    $110,774    $111,235    $106,660    $111,435    $111,812    $ 97,039
Units Outstanding..................................       1,471       1,577       1,730       1,911       2,090       2,252
Variable Accumulation Unit Value...................    $  75.31    $  70.62    $  61.69    $  58.30    $  53.50    $  43.08
Total Return.......................................        6.6%       14.5%        5.8%        9.0%       24.2%      (25.6%)
Investment Income Ratio............................          --        0.6%        1.0%        1.4%        1.1%        0.9%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets.........................................    $ 12,246    $ 12,304    $ 11,808    $ 12,147    $ 11,991    $ 10,311
Units Outstanding..................................         163         174         191         208         224         239
Variable Accumulation Unit Value...................    $  75.31    $  70.62    $  61.69    $  58.30    $  53.50    $  43.08
Total Return.......................................        6.6%       14.5%        5.8%        9.0%       24.2%      (25.6%)
Investment Income Ratio............................          --        0.6%        1.0%        1.4%        1.0%        0.9%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
BOND INVESTMENT DIVISIONS                                    --------------------------------------------------------------
                                                              2007       2006       2005       2004       2003       2002
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $10,631    $11,367    $13,140    $14,610    $15,822    $17,277
Units Outstanding........................................        233        250        299        335        372        420
Variable Accumulation Unit Value.........................    $ 45.63    $ 45.50    $ 44.07    $ 43.67    $ 42.48    $ 41.15
Total Return.............................................       0.3%       3.3%       0.9%       2.8%       3.2%       8.1%
Investment Income Ratio..................................         --       1.1%       3.1%       3.5%       3.9%       4.2%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $18,832    $19,598    $21,561    $24,234    $27,862    $30,073
Units Outstanding........................................        411        429        487        553        653        728
Variable Accumulation Unit Value.........................    $ 45.80    $ 45.67    $ 44.23    $ 43.83    $ 42.64    $ 41.31
Total Return.............................................       0.3%       3.3%       0.9%       2.8%       3.2%       8.1%
Investment Income Ratio..................................         --       1.1%       3.1%       3.4%       3.9%       4.3%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                             --------------------------------------------------------------
                                                              2007       2006       2005       2004       2003       2002
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $26,234    $28,038    $30,700    $33,193    $36,131    $37,638
Units Outstanding........................................        647        692        778        844        940      1,006
Variable Accumulation Unit Value.........................    $ 40.57    $ 40.56    $ 39.48    $ 39.31    $ 38.43    $ 37.42
Total Return.............................................         --       2.7%       0.4%       2.3%       2.7%       7.6%
Investment Income Ratio..................................         --       1.1%       3.1%       3.4%       4.0%       4.3%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $ 3,035    $ 3,143    $ 3,382    $ 3,638    $ 3,817    $ 3,961
Units Outstanding........................................         75         77         86         92         99        106
Variable Accumulation Unit Value.........................    $ 40.64    $ 40.62    $ 39.54    $ 39.37    $ 38.49    $ 37.48
Total Return.............................................         --       2.7%       0.4%       2.3%       2.7%       7.6%
Investment Income Ratio..................................         --       1.2%       3.1%       3.5%       4.0%       4.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
MONEY MARKET INVESTMENT DIVISIONS                               --------------------------------------------------------
                                                                 2007      2006      2005      2004      2003      2002
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $1,291    $1,273    $1,362    $1,630    $1,939    $2,288
Units Outstanding...........................................        53        53        59        71        84        99
Variable Accumulation Unit Value............................    $24.50    $24.08    $23.31    $22.92    $23.02    $23.15
Total Return................................................      1.7%      3.3%      1.7%     (0.4%)    (0.6%)     0.1%
Investment Income Ratio.....................................      4.8%      4.5%      2.8%      0.8%      0.7%      1.4%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $1,700    $1,499    $1,461    $1,815    $2,378    $3,119
Units Outstanding...........................................        69        62        63        79       103       135
Variable Accumulation Unit Value............................    $24.50    $24.08    $23.31    $22.92    $23.02    $23.15
Total Return................................................      1.7%      3.3%      1.7%     (0.4%)    (0.6%)     0.1%
Investment Income Ratio.....................................      4.8%      4.5%      2.9%      0.8%      0.7%      1.4%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                                --------------------------------------------------------
                                                                 2007      2006      2005      2004      2003      2002
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $2,514    $2,323    $2,714    $2,877    $3,680    $4,127
Units Outstanding...........................................       116       108       130       139       177       196
Variable Accumulation Unit Value............................    $21.79    $21.46    $20.88    $20.64    $20.83    $21.06
Total Return................................................      1.5%      2.8%      1.2%     (0.9%)    (1.1%)    (0.4%)
Investment Income Ratio.....................................      4.8%      4.5%      2.9%      0.8%      0.7%      1.4%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $  446    $  271    $  279    $  301    $  363    $  593
Units Outstanding...........................................        20        13        13        15        17        28
Variable Accumulation Unit Value............................    $21.79    $21.46    $20.88    $20.64    $20.83    $21.06
Total Return................................................      1.5%      2.8%      1.2%     (0.9%)    (1.1%)    (0.4%)
Investment Income Ratio.....................................      4.8%      4.6%      2.8%      0.8%      0.7%      1.3%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                      (This page intentionally left blank)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
ASSETS:
  Investment in the MainStay VP Series Fund, Inc., at net
    asset value.............................................  $34,548,712     $ 9,672,783     $ 1,722,651
    Dividends due and accrued...............................           --              --           6,802
    Net receivable (payable) to New York Life Insurance and
      Annuity Corporation...................................       (2,534)           (295)           (180)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......       31,644           8,466           1,508
                                                              ------------    ------------    ------------
      Total net assets......................................  $34,514,534     $ 9,664,022     $ 1,727,765
                                                              ============    ============    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $34,514,534     $ 9,664,022     $ 1,727,765
                                                              ============    ============    ============
Identified Cost of Investment...............................  $28,846,829     $ 9,283,608     $ 1,722,697
                                                              ============    ============    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $        --     $        --     $    40,471
  Mortality and expense risk charges........................      (57,871)        (16,798)         (2,970)
                                                              ------------    ------------    ------------
      Net investment income (loss)..........................      (57,871)        (16,798)         37,501
                                                              ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      943,418         278,591          47,078
  Cost of investments sold..................................     (734,909)       (271,268)        (47,079)
                                                              ------------    ------------    ------------
      Net realized gain (loss) on investments...............      208,509           7,323              (1)
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    2,237,414          81,014               8
                                                              ------------    ------------    ------------
      Net gain (loss) on investments........................    2,445,923          88,337               7
                                                              ------------    ------------    ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ 2,388,052     $    71,539     $    37,508
                                                              ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                     NYLIAC VLI SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                        COMMON STOCK                   BOND                  MONEY MARKET
                                                         INVESTMENT                 INVESTMENT                INVESTMENT
                                                          DIVISION                   DIVISION                  DIVISION
                                                  -------------------------   -----------------------   -----------------------
                                                     2007          2006          2007         2006         2007         2006
                                                  -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)................  $   (57,871)  $    71,555   $  (16,798)  $   80,606   $   37,501   $   69,776
    Net realized gain (loss) on investments.....      208,509       548,567        7,323       (9,211)          (1)          (1)
    Realized gain distribution received.........           --       707,583           --           --           --           --
    Change in unrealized appreciation
      (depreciation) on investments.............    2,237,414     3,293,430       81,014      324,170            8          (46)
                                                  -----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations...............    2,388,052     4,621,135       71,539      395,565       37,508       69,729
                                                  -----------   -----------   ----------   ----------   ----------   ----------
  Contributions and (withdrawals):
    Payments received from policyowners.........      599,794     1,272,893      249,581      518,558       47,238       97,786
    Cost of insurance...........................     (429,526)     (870,504)    (145,871)    (291,731)     (23,449)     (49,305)
    Policyowners surrenders.....................     (759,364)   (1,902,208)    (247,953)    (634,427)     (46,576)     (59,107)
    (Withdrawals) due to policy loans...........      164,933        11,034       54,563        8,941       11,633        6,693
    Policyowners' death benefits................      (52,322)      (91,060)     (32,573)     (33,243)          10           --
    Transfers between Investment Divisions......      (16,149)       60,718       (3,413)     (18,667)      19,553      (41,638)
                                                  -----------   -----------   ----------   ----------   ----------   ----------
      Net contributions and (withdrawals).......     (492,634)   (1,519,127)    (125,666)    (450,569)       8,409      (45,571)
                                                  -----------   -----------   ----------   ----------   ----------   ----------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained in the Separate
      Account...................................       (1,786)       (4,406)         (12)        (281)         (28)         (51)
                                                  -----------   -----------   ----------   ----------   ----------   ----------
        Increase (decrease) in net assets.......    1,893,632     3,097,602      (54,139)     (55,285)      45,889       24,107
NET ASSETS:
    Beginning of period.........................   32,620,902    29,523,300    9,718,161    9,773,446    1,681,876    1,657,769
                                                  -----------   -----------   ----------   ----------   ----------   ----------
    End of period...............................  $34,514,534   $32,620,902   $9,664,022   $9,718,161   $1,727,765   $1,681,876
                                                  ===========   ===========   ==========   ==========   ==========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
New York Life Insurance and Annuity Corporation VLI Separate Account ("VLI Separate Account") was established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under variable life insurance policies issued by NYLIAC. Effective July 1, 1988, sales of such policies were discontinued.

    The VLI Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The assets of the VLI Separate Account, which are in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings") and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM Holdings is a wholly-owned subsidiary of New York Life Insurance Company. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are three Investment Divisions within the VLI Separate Account: the Common Stock Investment Division which invests in the MainStay VP Common Stock-Initial Class, the Bond Investment Division which invests in the MainStay VP Bond-Initial Class, and the Money Market Investment Division which invests in the MainStay VP Cash Management. Premium payments received are allocated to the Investment Divisions of the VLI Separate Account according to policyowner instructions.

    No Federal income tax is payable on investment income or capital gains of the VLI Separate Account under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolios.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 5 has been restated for the year 2002. The SOP requires disclosure, in Note 5, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions, on the first business day subsequent to the close of the period presented.

    In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurement. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                     NYLIAC VLI SEPARATE ACCOUNT
                                                                     (UNAUDITED)

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------
At June 30, 2007, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of the VLI Separate Account is as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Number of shares.................................            1,311                    705                  1,723
Identified cost..................................          $28,847                $ 9,284                $ 1,723

Transactions in MainStay VP Series Fund, Inc. shares for the six months ended June 30, 2007 were as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Purchases........................................          $   369                $   119                $    93
Proceeds from sales..............................              943                    279                     47

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts the following charges from annual premiums received for a VLI policy each policy year. A charge of $35 is deducted for administrative expenses (this charge may be slightly higher for policies that pay premiums more frequently than annually). A charge is also deducted to compensate NYLIAC for the costs associated with selling the policy. This charge will never exceed 9% of the sum of the basic premiums paid during the first twenty years. A state premium tax charge of 2% is deducted to pay state premium taxes and a risk charge of 1.5% is deducted for assuming the risk that the insured will die when the minimum guaranteed death benefit is higher than the accumulation value of the policy.

    NYLIAC also deducts a monthly cost of insurance charge to cover the cost of providing life insurance benefits. This charge is based on such factors as gender, duration, underwriting class, issue age of the insured, face amount and the cash value of the policy. This charge is shown as cost of insurance on the accompanying statement of changes in net assets.

    NYLIAC also makes a daily charge to the VLI Separate Account for mortality and expense risks assumed. These charges are made at an annual rate of 0.35% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.50%. The amount of these charges retained by the Investment Division represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
The VLI Separate Account does not expect to declare dividends to Policyowners from accumulated net income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, policy loans, or transfers) in excess of the net premium payments.

NOTE 5--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2007, December 31, 2006, 2005, 2004, 2003 and 2002:

COMMON STOCK INVESTMENT DIVISION
                                                       2007         2006         2005         2004         2003         2002
                                                      ------------------------------------------------------------------------
Net Assets......................................      $34,515      $32,621      $29,523      $29,259      $27,821      $22,887
Investment Income Ratio.........................           --          0.6%         1.0%         1.4%         1.1%         0.9%

BOND INVESTMENT DIVISION
                                                       2007         2006         2005         2004         2003         2002
                                                      ------------------------------------------------------------------------
Net Assets......................................      $ 9,664      $ 9,718      $ 9,773      $10,127      $10,237      $10,217
Investment Income Ratio.........................           --          1.2%         3.2%         3.6%         4.1%         4.4%

MONEY MARKET INVESTMENT DIVISION
                                                       2007         2006         2005         2004         2003         2002
                                                      ------------------------------------------------------------------------
Net Assets......................................      $ 1,728      $ 1,682      $ 1,658      $ 1,631      $ 1,702      $ 1,689
Investment Income Ratio.........................          4.8%         4.5%         2.9%         0.8%         0.7%         1.3%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average net assets were 0.35%, excluding expenses of the underlying funds, administrative expenses and sales loads.

MESSAGE FROM
THE PRESIDENT

During the first six months of 2007, the U.S. stock market generally advanced, but not without periods of volatility. The biggest decline came in late February and early March 2007, when a sharp correction in Chinese equities sent stock prices lower around the world. While past performance is no guarantee of future results, stocks in general managed to rebound and closed the first half of 2007 on a positive note.

The Federal Open Market Committee (FOMC) met four times during the first half of 2007 and left the federal funds target rate unchanged at 5.25%. Although inflation remained a concern and adjustments in the housing sector were ongoing, each of the FOMC statements during the reporting period stated that the economy seemed "likely to continue to expand at a moderate pace over coming quarters."

According to revised estimates by the Bureau of Economic Analysis, real gross domestic product (GDP) increased at an annual rate of 0.6% in the first quarter of 2007, much slower than during the previous quarter. Advance estimates by the same bureau have since shown that real GDP regained momentum and advanced 3.4% in the second quarter. Corporations continued to report strong earnings, which prompted stock market gains. Energy stocks benefited from higher crude-oil prices during the reporting period.

International stocks gained ground during the first half of 2007, with local-currency returns similar to those of stocks in the United States. With the exception of the yen, most major currencies advanced relative to the U.S. dollar, which tended to improve the returns U.S. investors received on international equities.

During the first half of 2007, short-term Treasury yields declined and yields on longer-term Treasury securities rose, causing the yield curve to steepen. Difficulties in the subprime mortgage market raised concerns about risk, but we found little evidence to suggest that the U.S. mortgage market was likely to unravel.

Shortly after the reporting period ended, we were saddened to learn that Robert
H. Lyon, Chief Executive Officer of ICAP, had died at the age of 57. All of us at New York Life Investment Management and MainStay VP Series Fund, Inc., join ICAP shareholders in mourning the loss of this outstanding corporate leader and respected investment professional.

With Mr. Lyon's passing, Jerrold K. Senser, CFA, has been named ICAP's new Chief Executive Officer. Having already served as ICAP's co-Chief Investment Officer, Mr. Senser will head the ICAP Investment Committee and serve as lead portfolio manager for all of ICAP's investment strategies. Tom Wenzel, CFA, Executive Vice President, Director of Research and a senior member of ICAP's Investment Committee, will work with Mr. Senser as a lead portfolio manager for MainStay VP ICAP Select Equity Portfolio.

Also after the end of the reporting period, on July 11, 2007, shareholders approved the reorganization of MainStay VP Income and Growth Portfolio with and into MainStay VP ICAP Select Equity Portfolio. The merger transaction closed on August 17, 2007.

At MainStay VP Series Fund, Inc., your portfolio managers respond to changing market conditions by applying time-tested investment principles appropriate for the objectives of their respective Portfolios. We believe that a disciplined management approach can reduce style drift and help our portfolio managers pursue consistent performance over full market cycles.

The report that follows provides additional information and insights about the specific market forces and management decisions that influenced your investments in MainStay VP Series Fund, Inc., during the six months ended June 30, 2007.

We thank you for your continued support in investing with MainStay VP Series Fund, Inc.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher

President


                       Not part of the Semiannual Report

                         MAINSTAY VP SERIES FUND, INC.

                                 BOND PORTFOLIO
                           CASH MANAGEMENT PORTFOLIO
                             COMMON STOCK PORTFOLIO

                 Supplement dated August 7, 2007 ("Supplement") to the Prospectus dated May 1, 2007, as supplemented July 9, 2007 ("Prospectus")

      This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

          The "GENERAL INFORMATION -- CUSTODIAN" section of the Prospectus is revised to name State Street Bank and Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, as the Custodian for the Fund's assets. Replace all references to Investors Bank & Trust Company in the Prospectus with State Street Bank and Trust Company.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

INDEX DEFINITIONS

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES, SERVICE PROVIDERS AND REFERENCE RATES CITED THROUGHOUT THE PORTFOLIO INVESTMENT AND PERFORMANCE COMPARISONS AND THE PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS SECTIONS THAT FOLLOW FROM PAGE 27 THROUGH 57. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AN AVERAGE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RESULTS FOR SECURITIES INDICES ASSUME REINVESTMENT OF ALL INCOME AND CAPITAL GAINS. RESULTS DO NOT REFLECT FEES, EXPENSES OR TAXES. SECURITIES IN EACH PORTFOLIO WILL NOT PRECISELY MATCH THOSE IN THE INDEX, AND AS A RESULT, PERFORMANCE OF THE PORTFOLIO WILL DIFFER.

BALANCED COMPOSITE INDEX consists of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%.

CONSERVATIVE ALLOCATION BENCHMARK is an unmanaged index that uses different weightings from three well-known indices which represent three asset classes. U.S. stocks (35% weighted) are represented by the S&P 500(R) Index; international stocks (5% weighted) are represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index; and U.S. bonds (60% weighted) are represented by the Lehman Brothers(R) Aggregate Bond Index.

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and below Baa by Moody's.

CREDIT SUISSE LEVERAGED LOAN INDEX is an unmanaged index that represents tradable, senior-secured, U.S. dollar denominated non-investment-grade loans.

GROWTH ALLOCATION BENCHMARK is an unmanaged index that uses different weightings from two well-known indices which represent two asset classes. U.S. stocks (80% weighted) are represented by the S&P 500(R) Index and international stocks (20% weighted) are represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX is an unmanaged index that contains the following other unmanaged Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers(R) Aggregate Bond Index, securities must be investment-grade quality or higher, have at least one year to maturity and have an outstanding par value of at least $250 million.

LEHMAN BROTHERS(R) GOVERNMENT BOND INDEX is an unmanaged index that consists of U.S. government and agency issues as well as investment-grade fixed-rate debt securities.

LIBOR--LONDON INTERBANK OFFERED RATES are the rates that the most creditworthy international banks dealing in Eurodollars charge each other for large loans. These rates are widely used as reference rates in bank, corporate and government lending agreements.

LIPPER INC. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital-gain distributions reinvested.

LIPPER MONEY MARKET FUND INDEX tracks the performance of the 30 largest money market funds adjusted for the reinvestment of capital-gain and income distributions.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks portfolios that invest in separate accounts of insurance companies. Rankings are based on total returns with dividends and capital gains reinvested. Results do not reflect any deduction of sales charges.

MERRILL LYNCH ALL US CONVERTIBLE SECURITIES INDEX is a market-capitalization-weighted index of domestic corporate convertible securities. To be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.

MERRILL LYNCH CORPORATE & GOVERNMENT 1-10 YEARS BOND INDEX is a market-capitalization-weighted index that is made up of U.S. government and fixed-coupon domestic investment-grade corporate bonds.

MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index that consists of issues of the U.S. government and its agencies as well as investment-grade corporate securities.

MODERATE ALLOCATION BENCHMARK is an unmanaged index that uses different weightings from three well-known indices which represent three asset classes. U.S. stocks (50% weighted) are represented by the S&P 500(R) Index; international stocks (10% weighted) are represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index; and U.S. bonds (40% weighted) are represented by the Lehman Brothers(R) Aggregate Bond Index.

MODERATE GROWTH ALLOCATION BENCHMARK is an unmanaged index that uses different weightings from three well-known indices which represent three asset classes. U.S. stocks (65% weighted) are represented by the S&P 500(R) Index; international stocks (15% weighted) are represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index; and U.S. bonds (20% weighted) are represented by the Lehman Brothers(R) Aggregate Bond Index.

                                                    www.mainstayfunds.com     25

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX (MSCI EAFE(R) INDEX) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of June 2006, the MSCI EAFE(R) Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

RUSSELL 1000(R) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index based on total market capitali-zation.

RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index.

RUSSELL 2000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500(TM) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index.

RUSSELL 3000(R) INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

RUSSELL MIDCAP(R) INDEX is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index.

RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

"S&P 500(R)" is a registered trademark of the McGraw-Hill Companies, Inc., and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Portfolios in this report. The S&P 500(R) Index is an unman-aged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance.

S&P 500/CITIGROUP VALUE INDEX is an unmanaged index of stocks representing approximately half of the market capitalization of the stocks in the S&P 500(R) Index. On a growth-value spectrum, stocks in the S&P 500/Citigroup Value Index have been identified as falling either wholly or partially within the value half of the spectrum, based on multiple factors.

S&P MIDCAP 400(R) INDEX is an unmanaged market-value weighted index that consists of 400 domestic common stocks chosen for market size, liquidity and industry-group representation and is generally considered representative of the market for domestic midcap stocks.

TOTAL RETURN CORE COMPOSITE INDEX is an unmanaged index that consists of the Russell 1000(R) Index and the Lehman Brothers(R) Aggregate Bond Index weighted 60%/40%, respectively.

MAINSTAY VP BOND PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/07
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX     ONE      FIVE       TEN
TOTAL RETURNS              MONTHS   YEAR   YEARS(1)   YEARS(1)
--------------------------------------------------------------
After Portfolio operating
  expenses                  0.91%   6.28%    4.76%      5.86%

                                            (After Portfolio operating expenses)

                                                                                                         MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND             LEHMAN BROTHERS           & GOVERNMENT MASTER
                                                        PORTFOLIO             AGGREGATE BOND INDEX                INDEX
                                                    ----------------          --------------------       -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          11142                       11054                       11132
                                                          11432                       11402                       11434
                                                          11828                       11922                       11930
                                                          13096                       13261                       13252
                                                          14015                       14405                       14342
                                                          15690                       15903                       16204
                                                          15752                       15954                       16103
                                                          16756                       17039                       17281
                                                          16636                       16902                       17030
6/30/07                                                   17680                       17937                       18059

 SERVICE CLASS(2)                                                  AS OF 6/30/07
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX     ONE      FIVE       TEN
TOTAL RETURNS              MONTHS   YEAR   YEARS(1)   YEARS(1)
--------------------------------------------------------------
After Portfolio operating
  expenses                  0.79%   6.01%    4.49%      5.59%

                                            (After Portfolio operating expenses)

                                                                                                         MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND             LEHMAN BROTHERS           & GOVERNMENT MASTER
                                                        PORTFOLIO             AGGREGATE BOND INDEX                INDEX
                                                    ----------------          --------------------       -----------------------
6/30/97                                                   10000                       10000                       10000
                                                          11114                       11054                       11132
                                                          11374                       11402                       11434
                                                          11738                       11922                       11930
                                                          12964                       13261                       13252
                                                          13838                       14405                       14342
                                                          15454                       15903                       16204
                                                          15477                       15954                       16103
                                                          16422                       17039                       17281
                                                          16258                       16902                       17030
6/30/07                                                   17236                       17937                       18059

                                                          SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR   YEARS   YEARS

Lehman Brothers(R) Aggregate Bond Index*                  0.98%   6.12%  4.48%   6.02%
Merrill Lynch Corporate & Government Master Index*        1.00    6.05   4.72    6.09

Performance tables and graphs do not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. Returns reflective of these charges are provided in the beginning of this book. Please refer to the Performance Summary appropriate for your policy.
1. Performance figures shown for the five-year and ten-year periods ended 6/30/07 reflect nonrecurring reimbursements from affiliates for printing and mailing costs. If these non-recurring reimbursements had not been made, the total returns would have been 4.73% and 5.85% for Initial Class shares and 4.47% and 5.59% for Service Class shares for the five-year and ten-year periods, respectively.
2. Performance for Service Class shares, first offered 6/4/03, includes the historical performance of Initial Class shares from 7/1/97 through 6/3/03 adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     27

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP BOND PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES
  The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
  The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                          ENDING ACCOUNT
                                                   ENDING ACCOUNT                          VALUE (BASED
                                                    VALUE (BASED                         ON HYPOTHETICAL
                                   BEGINNING          ON ACTUAL          EXPENSES         5% ANNUALIZED          EXPENSES
                                    ACCOUNT          RETURNS AND           PAID             RETURN AND             PAID
                                     VALUE            EXPENSES)           DURING         ACTUAL EXPENSES)         DURING
SHARE CLASS                         1/1/07             6/30/07           PERIOD(1)           6/30/07            PERIOD(1)

INITIAL CLASS                      $1,000.00          $1,009.15            $2.54            $1,022.45             $2.56
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                      $1,000.00          $1,007.90            $3.78            $1,021.20             $3.81
--------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.51% for Initial Class and 0.76% for Service Class) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 28   MainStay VP Bond Portfolio

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

                              SHORT-TERM
                              INVESTMENTS
                              (COLLATERAL                                           LIABILITIES IN
                                 FROM                                                 EXCESS OF
                              SECURITIES    MORTGAGE-    ASSET-                        CASH AND
U.S. GOVERNMENT &  CORPORATE  LENDING IS     BACKED      BACKED    FOREIGN  YANKEE      OTHER
FEDERAL AGENCIES     BONDS       5.2%)     SECURITIES  SECURITIES   BONDS    BONDS      ASSETS
-----------------  ---------  -----------  ----------  ----------  -------  ------  --------------
47.7                 26.90       14.50       11.00        5.20       2.80    0.40        (8.50)

See Portfolio of Investments on page 32 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1. Federal Home Loan Mortgage Corporation, 5.00%, due 6/1/37
 2.  United States Treasury Note, 4.50%, due 5/15/17
 3.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 11/1/35
 4.  United States Treasury Bond, 4.50%, due 2/15/36
 5.  Federal Home Loan Bank, 3.625%, due 11/14/08
 6.  Morgan Stanley Capital I, Series 2004-HQ3, Class
     A4, 4.80%, due 1/13/41
 7.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 8/1/35
 8. Federal National Mortgage Association, 5.00%, due 7/1/22
 9. Federal National Mortgage Association, 5.13%, due 7/19/07
10.  Federal Home Loan Mortgage Corporation (Mortgage
     Pass-Through Security), 4.50%, due 5/1/22

                                                    www.mainstayfunds.com     29

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Donald F. Serek and Thomas Volpe, Jr., of New York Life Investment Management LLC.

HOW DID MAINSTAY VP BOND PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30, 2007?

For the six months ended June 30, 2007, MainStay VP Bond Portfolio returned 0.91% for Initial Class shares and 0.79% for Service Class shares. Over the same period, both share classes outperformed the 0.74% return of the average Lipper* Variable Products Corporate Debt Funds A Rated Portfolio. Both share classes underperformed the 0.98% return of the Lehman Brothers(R) Aggregate Bond Index,* the Portfolio's broad-based securities-market index, for the six months ended June 30, 2007.

WHAT WAS THE PORTFOLIO'S DURATION STRATEGY DURING THE REPORTING PERIOD?

The Portfolio generally maintained a neutral to modestly short duration position relative to the Lehman Brothers(R) Aggregate Bond Index.* This decision had a modestly positive impact on performance as yields rose during the first half of 2007.

HOW DID YIELDS ON TREASURY SECURITIES CHANGE DURING THE REPORTING PERIOD?

The Federal Open Market Committee held the federal funds target rate steady at 5.25% for the first half of 2007, but policymakers continued to focus on inflation risk. Modest economic growth in the first quarter was followed by stronger growth in the second quarter. With the exception of Treasury bills, yields on U.S. Treasury securities rose across the yield curve. The increases were greater among longer-maturity securities than those with shorter maturities. Since bond prices tend to decline when yields rise (and rise when yields decline), the price effects on longer-maturity securities were more severe.

WHAT OTHER MAJOR FACTORS AFFECTED THE BOND MARKET DURING THE REPORTING PERIOD?

Outside the Treasury market, the two biggest influences on fixed-income securities were the levels of private equity and leveraged buyout activity and the uncertainty that surrounded the subprime mortgage market. Corporate issuers continued to focus on increasing shareholder value through recapitalizations, share repurchases, dividend increases and other means, which made for a tricky investing environment, despite fairly strong credit fundamentals. Difficulties in the subprime mortgage market and their ripple effects led many market participants to reassess risk in relation to structured securities.

HOW DID YOU POSITION THE PORTFOLIO IN THIS INVESTMENT ENVIRONMENT?

While credit spreads(1) generally widened during the first half of 2007, low-quality BBB credit(2) outperformed Treasurys. During the reporting period, the Portfolio was tactically overweight BBB credit, and this positioning benefited returns. Within industry sectors, the Portfolio's overweight position and security selection in electric utilities and banks added to the Portfolio's returns.


Funds that invest in bonds are subject to interest-rate, credit and inflation risk and can lose principal value when interest rates rise. A portion of income may be subject to state and local taxes or the alternative minimum tax. Investments in loan participation interests are subject to the risk that there may not be a readily available market, which in some cases could result in the Portfolio disposing of such securities at a substantial discount from face value or holding such securities until maturity. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio. The Portfolio's use of investment practices such as mortgage dollar rolls presents certain risks. The principal risk of mortgage dollar roll transactions is that the security the Portfolio receives at the end of the transaction may be worth less than the security the Portfolio sold to the same counterparty at the beginning of the transaction.

1. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

2. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.

Not all investment divisions are available under all policies.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

 30   MainStay VP Bond Portfolio

WHAT WERE THE PORTFOLIO'S MOST IMPORTANT HOLDINGS DURING THE REPORTING PERIOD AND HOW DID THEY AFFECT PERFORMANCE?

The Portfolio's largest holdings by asset class were mortgage pass-through securities, investment-grade credit and commercial mortgage-backed securities. The Portfolio's weightings in investment-grade credit and mortgage-related securities added to the Portfolio's return relative to the benchmark.

WERE THERE ANY SIGNIFICANT PURCHASES, SALES OR WEIGHTING SHIFTS DURING THE REPORTING PERIOD?

During the first quarter of 2007 and early in the second quarter, we increased the Portfolio's allocation to investment-grade credit on the expectation that credit risk premiums would decline. As the second quarter progressed, we reduced the Portfolio's exposure to investment-grade credit in anticipation of an increase in the risk premiums within the asset class.

HOW WAS THE PORTFOLIO POSITIONED AT THE END OF JUNE 2007?

As of June 30, 2007, the Portfolio remained overweight relative to the Lehman Brothers(R) Aggregate Bond Index in investment-grade credit and asset-backed securities, which helped relative performance. On the same date, the Portfolio was also overweight in commercial mortgage-backed securities, which had a limited impact on the Fund's performance.

As of June 30, 2007, the Portfolio remained underweight relative to the benchmark in U.S. Treasury securities, which helped the Portfolio's performance relative to the benchmark.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     31

PORTFOLIO OF INVESTMENTS+++ JUNE 30, 2007 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM BONDS (94.0%)+
ASSET-BACKED SECURITIES (5.2%)
------------------------------------------------------------------------------
AUTOMOBILE (0.2%)
Drive Auto Receivables Trust
 Series 2005-3, Class A4
 5.09%, due 6/17/13 (a)                             $ 1,000,000   $    991,692
                                                                  ------------

CREDIT CARDS (0.5%)
Chase Issuance Trust
 Series 2005, Class A-10
 4.65%, due 12/17/12                                  2,750,000      2,692,428
                                                                  ------------

HOME EQUITY (4.5%)
Ameriquest Mortgage Securities, Inc.
 Series 2003-13, Class AF6
 5.094%, due 1/25/34                                  1,977,000      1,926,962
Chase Funding Mortgage Loan Asset-Backed
 Certificates
 Series 2002-2, Class 1A5
 5.833%, due 4/25/32                                    713,397        699,685
Citicorp Residential Mortgage Securities, Inc.
 Series 2006-1, Class A3
 5.706%, due 7/25/36 (b)                              1,000,000        993,805
Citifinancial Mortgage Securities, Inc.
 Series 2003-3, Class AF5
 4.553%, due 8/25/33                                  1,000,000        953,052
Citigroup Mortgage Loan Trust, Inc.
 Series 2006-WF2, Class A2C
 5.852%, due 5/25/36                                  1,000,000      1,000,283
Countrywide Asset-Backed Certificates
 Series 2006-S8, Class A3
 5.555%, due 4/25/36 (b)                              2,000,000      1,967,880
 Series 2006-S5, Class A3
 5.762%, due 6/25/35                                  2,000,000      1,981,955
 Series 2007-S1, Class A3
 5.81%, due 11/25/36 (b)                              1,000,000        992,899
Credit-Based Asset Servicing and Securitization
 LLC
 Series 2007-CB2, Class A2C
 5.623%, due 2/25/37                                  1,000,000        988,102
 Series 2007-CB4, Class A2B
 5.723%, due 4/25/37                                    500,000        494,917
Equity One ABS, Inc.
 Series 2003-4, Class AF6
 4.833%, due 10/25/34                                 1,500,000      1,471,488
JPMorgan Mortgage Acquisition Corp.
 Series 2007-CH1, Class AF3
 5.532%, due 11/25/36                                 1,000,000        987,156
 Series 2007-CH2, Class AF3
 5.552%, due 1/25/37                                  1,000,000        987,106

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
HOME EQUITY (CONTINUED)
 Series 2006-WF1, Class A6
 6.00%, due 7/25/36                                 $ 1,000,000   $    992,352
Morgan Stanley Mortgage Loan Trust
 Series 2006-17XS, Class A3A
 5.651%, due 10/25/46                                 2,000,000      1,971,644
Residential Asset Mortgage Products, Inc.
 Series 2003-RZ5, Class A7
 4.97%, due 9/25/33                                     992,511        970,692
Residential Asset Securities Corp.
 Series 2003-KS9, Class AI6
 4.71%, due 11/25/33                                  1,146,453      1,112,253
Residential Funding Mortgage Securities II, Inc.
 Series 2007-HSA3, Class 1A3
 6.03%, due 5/25/37                                   3,750,000      3,734,682
Saxon Asset Securities Trust
 Series 2003-1, Class AF5
 4.955%, due 6/25/33                                  1,357,771      1,344,910
                                                                  ------------
                                                                    25,571,823
                                                                  ------------
Total Asset-Backed Securities
 (Cost $29,580,087)                                                 29,255,943
                                                                  ------------

CORPORATE BONDS (26.9%)
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.5%)
Northrop Grumman Space & Mission Systems Corp.
 Series D
 6.38%, due 5/19/08                                   1,600,000      1,604,118
Raytheon Co.
 6.40%, due 12/15/18                                  1,175,000      1,224,476
                                                                  ------------
                                                                     2,828,594
                                                                  ------------
AUTO MANUFACTURERS (0.2%)
DaimlerChrysler N.A. Holding Corp.
 8.00%, due 6/15/10                                   1,000,000      1,063,586
                                                                  ------------

BANKS (2.1%)
Bank of America Corp.
 5.42%, due 3/15/17                                   2,000,000      1,917,328
 5.75%, due 8/15/16                                   1,000,000        986,674
Mellon Financial Corp.
 6.40%, due 5/14/11                                   1,125,000      1,158,204
Mercantile-Safe Deposit & Trust Co.
 5.70%, due 11/15/11                                    750,000        755,249

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

 32   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
BANKS (CONTINUED)
National City Bank
 4.625%, due 5/1/13                                 $ 1,000,000   $    949,725
National City Corp.
 3.20%, due 4/1/08                                    1,000,000        983,512
Popular North America, Inc.
 5.20%, due 12/12/07                                  3,000,000      2,994,933
SunTrust Bank
 5.20%, due 1/17/17                                     875,000        828,368
Wells Fargo & Co.
 6.375%, due 8/1/11                                   1,000,000      1,031,257
Wells Fargo Bank N.A.
 5.95%, due 8/26/36                                     125,000        122,562
                                                                  ------------
                                                                    11,727,812
                                                                  ------------
BEVERAGES (0.4%)
Coca-Cola Enterprises, Inc.
 6.75%, due 1/15/38                                   2,000,000      2,112,846
                                                                  ------------

BUILDING MATERIALS (0.2%)
Masco Corp.
 5.75%, due 10/15/08                                    925,000        925,911
                                                                  ------------

COMMERCIAL SERVICES (0.1%)
McKesson Corp.
 5.25%, due 3/1/13                                      375,000        366,088
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
American General Finance Corp.
 5.375%, due 9/1/09                                   1,000,000        997,107
Associates Corp. of North America
 6.95%, due 11/1/18                                   2,000,000      2,167,990
Capital One Bank
 4.25%, due 12/1/08                                   1,000,000        984,166
CIT Group, Inc.
 5.65%, due 2/13/17                                   1,000,000        947,266
General Electric Capital Corp.
 6.00%, due 6/15/12                                   3,500,000      3,562,422
Goldman Sachs Group, Inc. (The)
 5.70%, due 9/1/12                                    2,000,000      1,998,788
HSBC Finance Corp.
 4.75%, due 7/15/13                                   4,750,000      4,484,860
JPMorgan Chase & Co.
 4.60%, due 1/17/11                                   2,000,000      1,944,336
Lehman Brothers Holdings, Inc.
 5.75%, due 7/18/11                                     725,000        727,433
Morgan Stanley
 Series E
 5.45%, due 1/9/17                                    1,300,000      1,230,893
 6.75%, due 4/15/11                                   2,000,000      2,073,652

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Capital I
 Series 2007-IQ14, Class AAB
 5.654%, due 4/15/49                                $ 1,000,000   $    989,333
Pricoa Global Funding I
 4.625%, due 6/25/12 (a)                              2,700,000      2,573,572
                                                                  ------------
                                                                    24,681,818
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)++
Embarq Corp.
 7.995%, due 6/1/36                                     250,000        253,716
                                                                  ------------

ELECTRIC (4.9%)
Arizona Public Service Co.
 5.50%, due 9/1/35                                    1,275,000      1,104,807
Carolina Power & Light Co.
 6.125%, due 9/15/33                                    500,000        494,926
Cleveland Electric Illuminating Co. (The)
 5.65%, due 12/15/13                                  1,000,000        979,653
Consolidated Edison Co. of New York, Inc.
 3.85%, due 6/15/13                                   3,250,000      2,961,065
Consumers Energy Co.
 Series F
 4.00%, due 5/15/10                                   3,500,000      3,356,937
 Series C
 4.25%, due 4/15/08                                     210,000        207,872
Dominion Resources, Inc.
 Series D
 5.125%, due 12/15/09                                 4,225,000      4,194,774
Entergy Mississippi, Inc.
 5.15%, due 2/1/13                                      500,000        479,456
FPL Group Capital, Inc.
 6.65%, due 6/15/67                                   1,510,000      1,497,494
IES Utilities, Inc.
 Series B
 6.75%, due 3/15/11                                     500,000        517,549
Nevada Power Co.
 6.50%, due 4/15/12                                   3,500,000      3,564,095
Niagara Mohawk Power Corp.
 7.75%, due 10/1/08                                     750,000        769,033
Pacific Gas & Electric Co.
 6.05%, due 3/1/34                                      500,000        484,345
Pepco Holdings, Inc.
 6.45%, due 8/15/12                                   2,125,000      2,180,460
Public Service Co. of New Mexico
 4.40%, due 9/15/08                                     500,000        492,164
TXU Electric Delivery Co.
 5.735%, due 9/16/08 (a)(b)                           4,000,000      4,001,320
                                                                  ------------
                                                                    27,285,950
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
FOOD (2.4%)
Corn Products International, Inc.
 8.25%, due 7/15/07                                 $ 4,200,000   $  4,202,688
General Mills, Inc.
 5.70%, due 2/15/17                                   2,000,000      1,949,352
H.J. Heinz Finance Co.
 6.75%, due 3/15/32                                   2,000,000      1,948,224
Kellogg Co.
 Series B
 6.60%, due 4/1/11                                    2,000,000      2,067,732
Kroger Co. (The)
 7.70%, due 6/1/29                                    1,000,000      1,046,666
Safeway, Inc.
 6.50%, due 3/1/11                                    2,125,000      2,179,137
                                                                  ------------
                                                                    13,393,799
                                                                  ------------
GAS (0.2%)
Atmos Energy Corp.
 4.00%, due 10/15/09                                  1,000,000        966,364
                                                                  ------------

HOME BUILDERS (0.2%)
Lennar Corp.
 Series B
 5.125%, due 10/1/10                                  1,100,000      1,070,589
                                                                  ------------

INSURANCE (1.5%)
ASIF Global Financing XVIII
 3.85%, due 11/26/07 (a)                              1,575,000      1,565,685
CIGNA Corp.
 7.00%, due 1/15/11                                     500,000        520,497
Everest Reinsurance Holdings, Inc.
 8.75%, due 3/15/10                                   2,000,000      2,149,496
Hartford Financial Services Group, Inc. (The)
 5.55%, due 8/16/08                                   2,000,000      2,001,714
Principal Financial Group, Inc.
 6.05%, due 10/15/36                                  1,250,000      1,211,565
Principal Life Income Funding Trust
 5.20%, due 11/15/10                                  1,000,000        997,334
                                                                  ------------
                                                                     8,446,291
                                                                  ------------
LODGING (0.1%)
Harrah's Operating Co., Inc.
 5.625%, due 6/1/15                                   1,000,000        815,000
                                                                  ------------

MEDIA (1.7%)
Belo Corp.
 8.00%, due 11/1/08                                   3,000,000      3,080,586
Clear Channel Communications, Inc.
 4.625%, due 1/15/08                                  2,400,000      2,379,648

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
MEDIA (CONTINUED)
Comcast Cable Communications Holdings, Inc.
 8.375%, due 3/15/13                                $ 2,100,000   $  2,344,251
Time Warner Cable, Inc.
 6.55%, due 5/1/37 (a)                                1,300,000      1,256,459
Walt Disney Co. (The)
 7.00%, due 3/1/32                                      500,000        555,576
                                                                  ------------
                                                                     9,616,520
                                                                  ------------
MINING (0.3%)
Vulcan Materials Co.
 6.00%, due 4/1/09                                    1,500,000      1,516,221
                                                                  ------------

MISCELLANEOUS--MANUFACTURING (0.4%)
Parker Hannifin Corp.
 7.30%, due 5/15/11                                   2,000,000      2,119,910
                                                                  ------------

OIL & GAS (0.3%)
Motiva Enterprises LLC
 5.20%, due 9/15/12 (a)                                 600,000        587,092
Pemex Project Funding Master Trust
 Series Reg S
 5.75%, due 12/15/15                                    875,000        858,375
                                                                  ------------
                                                                     1,445,467
                                                                  ------------
PHARMACEUTICALS (0.6%)
Bristol-Myers Squibb Co.
 5.875%, due 11/15/36                                 2,000,000      1,886,732
Eli Lilly & Co.
 4.50%, due 3/15/18                                   1,500,000      1,340,625
                                                                  ------------
                                                                     3,227,357
                                                                  ------------
REAL ESTATE (0.5%)
AMB Property, L.P.
 5.45%, due 12/1/10                                   2,175,000      2,162,992
Regency Centers, L.P.
 7.95%, due 1/15/11                                     750,000        803,503
                                                                  ------------
                                                                     2,966,495
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS (1.8%)
Archstone-Smith Operating Trust
 5.25%, due 5/1/15                                      500,000        483,359
AvalonBay Communities, Inc.
 6.625%, due 9/15/11                                  1,000,000      1,038,126
Federal Realty Investment Trust
 5.65%, due 6/1/16                                    1,000,000        973,575
Liberty Property, L.P.
 8.50%, due 8/1/10                                      500,000        542,038
New Plan Excel Realty Trust
 4.50%, due 2/1/11                                    2,000,000      1,918,716
 5.25%, due 9/15/15                                     500,000        461,537

 34   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
ProLogis
 5.625%, due 11/15/16                               $   500,000   $    486,707
Rouse Co. (The)
 3.625%, due 3/15/09                                  1,000,000        958,450
United Dominion Realty Trust, Inc.
 4.30%, due 7/1/07                                    1,000,000      1,000,000
Weingarten Realty Investors
 7.00%, due 7/15/11                                   2,000,000      2,104,656
                                                                  ------------
                                                                     9,967,164
                                                                  ------------
RETAIL (1.5%)
CVS Caremark Corp.
 6.25%, due 6/1/27                                    2,240,000      2,170,450
Federated Department Stores, Inc.
 6.30%, due 4/1/09                                    1,000,000      1,009,615
Home Depot, Inc.
 5.875%, due 12/16/36                                 2,400,000      2,138,402
J.C. Penney Co., Inc.
 8.00%, due 3/1/10                                      420,000        443,483
Lowe's Cos., Inc.
 5.80%, due 10/15/36                                  1,900,000      1,740,484
Yum! Brands, Inc.
 8.875%, due 4/15/11                                  1,000,000      1,100,220
                                                                  ------------
                                                                     8,602,654
                                                                  ------------
SAVINGS & LOANS (0.1%)
Washington Mutual Bank
 5.95%, due 5/20/13                                     500,000        499,172
                                                                  ------------

TELECOMMUNICATIONS (2.0%)
CenturyTel, Inc.
 Series F
 6.30%, due 1/15/08                                   3,092,000      3,102,395
SBC Communications, Inc.
 5.10%, due 9/15/14                                   1,500,000      1,430,760
 5.875%, due 2/1/12                                   2,500,000      2,521,263
Sprint Capital Corp.
 8.375%, due 3/15/12                                  1,250,000      1,361,741
 8.75%, due 3/15/32                                   1,750,000      1,965,478
Verizon Communications, Inc.
 6.25%, due 4/1/37                                      750,000        723,170
                                                                  ------------
                                                                    11,104,807
                                                                  ------------
TRANSPORTATION (0.2%)
Burlington Northern Santa Fe Corp.
 6.15%, due 5/1/37                                    1,175,000      1,141,998
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
TRUCKING & LEASING (0.3%)
TTX Co.
 5.00%, due 4/1/12 (a)                              $ 2,050,000   $  1,987,026
                                                                  ------------
Total Corporate Bonds
 (Cost $153,352,828)                                               150,133,155
                                                                  ------------

FOREIGN BONDS (2.8%)
------------------------------------------------------------------------------
BANKS (0.1%)
Nordea Bank Sweden AB
 5.25%, due 11/30/12 (a)                                800,000        783,959
                                                                  ------------

BEVERAGES (0.4%)
Diageo Capital PLC
 5.125%, due 1/30/12                                  2,350,000      2,300,713
                                                                  ------------

INVESTMENT COMPANY (0.3%)
Temasek Financial I, Ltd.
 4.50%, due 9/21/15 (a)                               1,750,000      1,617,467
                                                                  ------------

MEDIA (0.2%)
Thomson Corp. (The)
 5.75%, due 2/1/08                                    1,000,000      1,000,840
                                                                  ------------

REAL ESTATE (0.4%)
Westfield Capital Corp., Ltd./WT Finance Aust Pty,
 Ltd./WEA Finance LLC
 4.375%, due 11/15/10 (a)                             2,000,000      1,926,348
                                                                  ------------

REGIONAL GOVERNMENT (0.7%)
Province of Ontario
 5.50%, due 10/1/08                                   4,000,000      4,009,492
                                                                  ------------

TELECOMMUNICATIONS (0.7%)
Telecom Italia Capital S.A.
 4.00%, due 1/15/10                                     375,000        360,497
 7.20%, due 7/18/36                                     250,000        257,016
Telefonica Emisones SAU
 7.045%, due 6/20/36                                    750,000        776,683
Telefonica Europe B.V.
 7.75%, due 9/15/10                                     500,000        530,042
Vodafone Group PLC
 7.75%, due 2/15/10                                   2,000,000      2,100,806
                                                                  ------------
                                                                     4,025,044
                                                                  ------------
Total Foreign Bonds
 (Cost $15,916,445)                                                 15,663,863
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
MORTGAGE-BACKED SECURITIES (11.0%)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (11.0%)
Banc of America Commercial Mortgage, Inc.
 Series 2006-6, Class A2
 5.309%, due 10/10/45                               $ 3,500,000   $  3,455,855
 Series 2006-4, Class A3A
 5.60%, due 7/10/46                                   1,000,000        990,778
 Series 2006-2, Class AAB
 5.722%, due 5/10/45 (b)                              2,000,000      2,005,052
Banc of America Funding Corp.
 Series 2006-7, Class T2A3
 5.695%, due 10/25/36                                 1,000,000        992,564
Bear Stearns Adjustable Rate Mortgage Trust
 Series 2005-8, Class A4
 5.095%, due 8/25/35 (a)(b)                             500,000        478,829
Bear Stearns Commercial Mortgage Securities
 Series 2006-PW11, Class A3
 5.457%, due 3/11/39 (b)                              1,000,000        986,890
 Series 2006-PW11, Class A4
 5.457%, due 3/11/39 (b)                              1,500,000      1,469,685
 Series 2006-PW11, Class AM
 5.457%, due 3/11/39 (b)                                500,000        489,545
 Series 2006-PW13, Class A3
 5.518%, due 9/11/41                                  1,000,000        987,599
 Series 2006-PW13, Class A4
 5.54%, due 9/11/41                                   1,000,000        977,851
 Series 2006-PW12, Class AAB
 5.686%, due 9/11/38 (b)                              1,000,000        999,206
Credit Suisse Mortgage Capital Certificates
 Series 2006-C1, Class AM
 5.555%, due 2/15/39 (b)                              5,000,000      4,900,561
GS Mortgage Securities Corp. II
 Series 2006-GG6, Class A4
 5.553%, due 4/10/38                                  5,000,000      4,905,291
JP Morgan Chase Commercial Mortgage Securities
 Corp.
 Series 2006-CB17, Class A4
 5.429%, due 12/12/43                                 2,500,000      2,419,758
 Series 2006-CB16, Class A4
 5.552%, due 5/12/45                                  4,080,000      3,987,139
 Series 2006-CB16, Class A3B
 5.579%, due 5/12/45                                  1,000,000        988,273
LB-UBS Commercial Mortgage Trust
 Series 2006-C4, Class AAB
 5.862%, due 6/15/32 (b)                              1,225,000      1,236,998

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL MORTGAGE LOANS
(COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Merrill Lynch Mortgage Trust
 Series 2005-MKB2, Class A4
 5.204%, due 9/12/42 (b)                            $ 1,000,000   $    962,892
 Series 2005-LC1, Class A3
 5.289%, due 1/12/44 (b)                              2,500,000      2,455,585
Merrill Lynch/Countrywide Commercial Mortgage
 Trust
 Series 2006-3, Class A4
 5.414%, due 7/12/46                                  4,500,000      4,355,911
Morgan Stanley Capital I
V  Series 2004-HQ3, Class A4
 4.80%, due 1/13/41                                  10,000,000      9,494,401
 Series 2006-HQ9, Class AM
 5.773%, due 7/12/44 (b)                              1,000,000        989,407
Structured Adjustable Rate Mortgage Loan Trust
 Series 2006-8, Class 4A3
 5.736%, due 9/25/36 (b)                              1,000,000        984,545
TBW Mortgage-Backed
 Pass-Through Certificates
 Series 2006-6, Class A2B
 5.66%, due 1/25/37                                   2,000,000      1,981,701
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C29, Class AM
 5.339%, due 11/15/48                                 2,000,000      1,914,698
WaMu Mortgage
 Pass-Through Certificates
 Series 2006-AR12, Class 2A1
 5.75%, due 10/25/36                                  6,216,145      6,170,386
                                                                  ------------
Total Mortgage-Backed Securities
 (Cost $62,682,349)                                                 61,581,400
                                                                  ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (47.7%)
------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (2.7%)
V  3.625%, due 11/14/08                              10,000,000      9,795,370
 3.75%, due 8/15/07                                   5,000,000      4,989,990
                                                                  ------------
                                                                    14,785,360
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (6.3%)
V  5.00%, due 6/1/37                                 30,500,001     28,587,716
 5.50%, due 6/1/37                                    1,000,000        964,490
 6.00%, due 8/1/37 TBA (c)                            5,800,000      5,740,190
                                                                  ------------
                                                                    35,292,396
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (MORTGAGE PASS-THROUGH SECURITIES) (8.7%)
 4.00%, due 8/1/20                                    1,656,829      1,534,924
 4.00%, due 2/1/21                                      970,116        898,738

 36   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES
 (CONTINUED)
------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
(MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
 4.50%, due 11/1/20                                 $    88,953   $     84,465
 4.50%, due 4/1/22                                    2,960,708      2,811,320
V  4.50%, due 5/1/22                                  7,967,963      7,562,620
 4.50%, due 5/1/35                                      219,844        200,085
 4.50%, due 8/1/35                                      453,805        413,017
 4.50%, due 10/1/35                                     476,924        434,058
 5.00%, due 10/1/20                                   1,638,674      1,584,871
 5.00%, due 12/1/20                                   5,139,410      4,970,665
 5.00%, due 1/1/21                                      845,239        816,997
 5.00%, due 5/1/21                                    1,500,936      1,451,655
 5.00%, due 10/1/36                                     256,630        240,757
 5.433%, due 1/1/36 (b)                               6,229,967      6,136,028
 5.50%, due 12/1/18                                   1,383,997      1,368,092
 5.50%, due 9/1/21                                    2,659,981      2,620,518
 5.50%, due 1/1/36                                      204,145        197,353
 5.50%, due 10/1/36                                     946,766        913,600
 5.50%, due 12/1/36                                     489,924        472,761
 5.50%, due 4/1/37                                    3,473,660      3,350,309
 5.612%, due 1/1/37 (b)                               2,703,069      2,662,008
 6.00%, due 8/1/21                                    2,253,800      2,263,894
 6.50%, due 7/1/17                                      217,059        221,540
 6.50%, due 11/1/35                                     887,874        901,467
 6.50%, due 1/1/36                                      742,456        751,144
 6.50%, due 9/1/36                                    1,895,892      1,916,278
 7.00%, due 1/1/33                                    1,159,991      1,195,636
 7.00%, due 9/1/33                                      498,699        513,670
                                                                  ------------
                                                                    48,488,470
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.4%)
 5.00%, due 5/11/17 (d)                               1,000,000        964,038
 5.00%, due 6/1/22                                    1,000,100        966,519
V  5.00%, due 7/1/22 TBA (c)                          8,500,000      8,213,125
 5.00%, due 6/1/37                                      500,000        468,495
V  5.13%, due 7/19/07                                 7,750,000      7,730,121
 5.25%, due 8/1/12                                    2,000,000      1,982,830
 5.50%, due 7/1/22 TBA (c)                            1,800,000      1,773,000
 6.00%, due 7/1/37 TBA (c)                            1,000,000        989,062
 6.50%, due 11/1/36                                   1,000,000      1,009,726
 7.00%, due 8/1/37 TBA (c)                              600,000        615,375
                                                                  ------------
                                                                    24,712,291
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (14.2%)
 4.00%, due 10/1/20                                         961            889
 4.00%, due 3/1/22                                      495,959        458,848
 4.50%, due 12/1/19                                      12,434         11,830
 4.50%, due 9/1/20                                      116,107        110,224
 4.50%, due 9/1/35                                    2,882,154      2,623,477

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
 4.50%, due 10/1/36                                 $   997,329   $    906,925
 5.00%, due 1/1/21                                      323,275        312,641
 5.00%, due 1/1/22                                      555,343        536,696
 5.00%, due 4/1/22                                       99,031         95,706
 5.00%, due 5/1/37                                    5,019,156      4,702,897
 5.387%, due 1/1/36 (b)                               1,873,131      1,863,139
 5.50%, due 5/1/16                                      113,488        112,443
 5.50%, due 6/1/35                                    3,632,554      3,512,432
 5.50%, due 7/1/35                                    3,439,122      3,325,397
V  5.50%, due 8/1/35                                  8,690,225      8,402,855
 5.50%, due 10/1/35                                   1,386,241      1,340,401
V  5.50%, due 11/1/35                                11,403,424     11,026,335
 5.50%, due 12/1/35                                   1,770,476      1,711,929
 5.50%, due 5/1/36                                    1,861,501      1,796,269
 5.50%, due 8/1/36                                    2,360,689      2,277,963
 5.50%, due 10/1/36                                   3,311,538      3,195,493
 5.50%, due 12/1/36                                   1,449,793      1,398,988
 5.50%, due 3/1/37                                    1,975,800      1,905,639
 5.539%, due 1/1/37 (b)                               2,040,785      2,006,334
 5.958%, due 7/1/36 (b)                                 971,614        969,859
 6.00%, due 2/1/14                                      382,703        385,899
 6.00%, due 1/1/36                                    5,025,520      4,974,618
 6.00%, due 6/1/36                                    2,669,138      2,642,067
 6.00%, due 7/1/36                                    1,707,713      1,690,393
 6.00%, due 8/1/36                                      277,007        274,197
 6.00%, due 9/1/36                                    1,570,351      1,554,424
 6.00%, due 10/15/36                                    902,760        898,422
 6.00%, due 11/1/36                                   1,824,045      1,805,545
 6.00%, due 4/1/37                                    3,414,866      3,380,231
 6.50%, due 11/1/09                                     147,633        148,270
 6.50%, due 10/1/27                                      13,721         13,956
 6.50%, due 1/1/28                                      228,395        232,995
 6.50%, due 7/1/35                                      575,401        581,574
 6.50%, due 3/1/36                                      751,558        758,867
 6.50%, due 9/1/36                                    3,995,820      4,034,682
 6.50%, due 12/1/36                                     951,950        961,208
 7.50%, due 7/1/28                                      156,182        163,496
                                                                  ------------
                                                                    79,106,453
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (COLLATERALIZED MORTGAGE OBLIGATION) (2.4%)
 Series 2003-96, Class C
 4.396%, due 1/16/24                                  3,000,000      2,931,616
 Series 2005-87, Class B
 5.116%, due 1/16/28 (b)                              5,000,000      4,904,155
 5.50%, due 7/1/37 TBA (c)                              500,000        485,156
 Series 2002-35, Class D
 6.274%, due 1/16/27 (b)                              5,000,000      5,113,159
                                                                  ------------
                                                                    13,434,086
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES
 (CONTINUED)
------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (2.8%)
 4.50%, due 9/15/35                                 $   491,166   $    450,837
 5.00%, due 9/15/35                                   3,368,175      3,189,638
 5.50%, due 7/15/35                                   1,543,497      1,499,720
 5.50%, due 8/15/35                                     720,197        699,771
 5.50%, due 5/15/36                                     927,505        900,339
 5.50%, due 7/15/36                                   2,390,428      2,320,415
 5.50%, due 11/15/36                                    992,560        963,489
 6.00%, due 1/15/36                                   2,297,681      2,286,639
 6.00%, due 4/15/36                                     971,272        966,604
 6.00%, due 4/15/37                                     492,765        490,242
 6.50%, due 1/15/36                                     806,161        819,325
 6.50%, due 3/15/36                                     631,187        641,494
 6.50%, due 9/15/36                                     499,092        507,242
 7.00%, due 7/15/31                                     138,524        144,332
                                                                  ------------
                                                                    15,880,087
                                                                  ------------
UNITED STATES TREASURY BONDS (2.4%)
V  4.50%, due 2/15/36 (d)                            10,990,000      9,951,104
 5.375%, due 2/15/31 (d)                              2,250,000      2,310,469
 6.25%, due 8/15/23 (d)                               1,000,000      1,110,391
                                                                  ------------
                                                                    13,371,964
                                                                  ------------
UNITED STATES TREASURY NOTES (3.8%)
V  4.50%, due 5/15/17 (d)                            18,070,000     17,324,613
 4.875%, due 5/31/09 (d)                              4,085,000      4,083,725
                                                                  ------------
                                                                    21,408,338
                                                                  ------------
Total U.S. Government & Federal Agencies
 (Cost $269,948,984)                                               266,479,445
                                                                  ------------

YANKEE BONDS (0.4%) (E)
------------------------------------------------------------------------------
BEVERAGES (0.3%)
Molson Coors Capital Finance ULC
 4.85%, due 9/22/10                                   1,500,000      1,464,911
                                                                  ------------

PIPELINES (0.1%)
TransCanada PipeLines, Ltd.
 4.00%, due 6/15/13                                     500,000        456,099
                                                                  ------------
Total Yankee Bonds
 (Cost $1,950,746)                                                   1,921,010
                                                                  ------------
Total Long-Term Bonds
 (Cost $533,431,439)                                               525,034,816
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (14.5%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (10.8%)
Barton Capital LLC
 5.29%, due 7/5/07 (f)                              $   829,598   $    829,598
Clipper Receivables Corp.
 5.291%, due 7/17/07 (f)                                663,679        663,679
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.288%, due 7/20/07 (f)                              1,493,277      1,493,277
Compass Securitization
 5.292%, due 7/3/07 (f)                                 165,920        165,920
 5.303%, due 7/13/07 (f)                                497,759        497,759
Falcon Asset Securitization Corp.
 5.303%, due 7/13/07 (f)                                497,759        497,759
Galaxy Funding, Inc.
 5.276%, due 7/2/07 (f)                                 493,181        493,181
John Deere Credit Co.
 5.30%, due 7/3/07                                    5,000,000      4,998,528
Kitty Hawk Funding Corp.
 5.335%, due 7/30/07 (f)                                331,839        331,839
Lexington Parker Capital Co.
 5.319%, due 7/3/07 (f)                                 663,679        663,679
McGraw-Hill Cos. (The), Inc.
 5.24%, due 7/12/07                                   4,000,000      3,993,596
Minnesota Mining & Manufacturing Co.
 5.24%, due 7/6/07                                    5,000,000      4,996,361
National Rural Utilities Cooperative Finance Corp.
 5.25%, due 7/12/07                                  10,000,000      9,983,958
Old Line Funding LLC
 5.279%, due 7/2/07 (f)                                 331,839        331,839
 5.286%, due 7/2/07 (f)                                 497,759        497,759
Paccar Financial Corp.
 5.24%, due 7/9/07                                    5,000,000      4,994,177
Rabobank USA Finance Corp.
 5.32%, due 7/2/07                                   15,953,000     15,950,642
Three Pillars Funding LLC
 5.304%, due 7/16/07 (f)                                995,518        995,518
UBS Finance Delaware LLC
 5.255%, due 7/17/07                                  7,000,000      6,983,651
Yorktown Capital LLC
 5.295%, due 7/3/07 (f)                                 497,759        497,759
 5.303%, due 7/24/07 (f)                                331,839        331,839
                                                                  ------------
Total Commercial Paper
 (Cost $60,192,318)                                                 60,192,318
                                                                  ------------

 38   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                                         SHARES          VALUE
x
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
INVESTMENT COMPANY (0.3%)
BGI Institutional Money Market Fund (f)               1,542,519   $  1,542,519
                                                                  ------------
Total Investment Company
 (Cost $1,542,519)                                                   1,542,519
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
x
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co.
 5.48%, dated 6/29/07
 due 7/2/07
 Proceeds at Maturity $663,982 (Collateralized by
 various Corporate Bonds,
 with rates between 0.00%-8.40% and
 maturity dates between 8/1/07-12/15/20,
 with a Principal Amount of
 $694,984 and a Market Value
 of $685,231) (f)                                   $   663,679        663,679
                                                                  ------------
Total Repurchase Agreement
 (Cost $663,679)                                                       663,679
                                                                  ------------
TIME DEPOSITS (3.3%)
Abbey National PLC
 5.28%, due 7/6/07 (f)                                1,327,357      1,327,357
 5.29%, due 7/2/07 (f)                                1,161,438      1,161,438
Bank of America Corp.
 5.29%, due 8/16/07 (b)(f)                            1,327,357      1,327,357
Barclays
 5.31%, due 8/20/07 (f)                               1,327,357      1,327,357
Calyon
 5.30%, due 8/13/07 (f)                               1,327,358      1,327,358
Canadian Imperial Bank of Commerce
 5.30%, due 7/30/07 (f)                                 995,518        995,518
Credit Suisse First Boston Corp.
 5.29%, due 7/12/07 (f)                                 995,518        995,518
Deutsche Bank AG
 5.28%, due 7/10/07 (f)                               1,161,438      1,161,438
Fortis Bank
 5.30%, due 7/30/07 (f)                                 663,679        663,679
Royal Bank of Canada
 5.285%, due 8/3/07 (f)                               2,488,795      2,488,795
Societe Generale North America, Inc.
 5.32%, due 7/2/07 (f)                                2,488,795      2,488,795
SunTrust Banks, Inc.
 5.281%, due 7/2/07 (f)                                 995,518        995,518

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
UBS AG
 5.277%, due 7/3/07 (f)                             $ 1,327,357   $  1,327,357
Rabobank Nederland
 5.29%, due 7/18/07 (f)                               1,161,438      1,161,438
                                                                  ------------
Total Time Deposits
 (Cost $18,748,923)                                                 18,748,923
                                                                  ------------
Total Short-Term Investments
 (Cost $81,147,439)                                                 81,147,439
                                                                  ------------
Total Investments
 (Cost $614,578,878) (g)                                  108.5%   606,182,255(h)
Liabilities in Excess of
 Cash and Other Assets                                     (8.5)   (47,313,086)
                                                    -----------   ------------
Net Assets                                                100.0%  $558,869,169
                                                    ===========   ============

++   Less than one-tenth of a percent.
+++  All of the Portfolio's assets are maintained to cover
     "senior securities transactions" which may include, but are not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Portfolio's "senior securities" holdings to ensure proper coverage for these transactions.
(a)  May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(b)  Floating rate. Rate shown is the rate in effect at June 30,
     2007.
(c)  TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The
     actual principal amount and maturity date will be determined upon settlement. The market value of these securities at
     June 30, 2007 is $17,815,908.
(d)  Represents a security, or a portion thereof, which is out on loan.
(e)  Yankee Bond--dollar-denominated bond issued in the United
     States by a foreign bank or corporation.
(f)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)  The cost for federal income tax purposes is $614,617,092.
(h)  At June 30, 2007 net unrealized depreciation was $8,434,837, based on cost for federal income tax purposes. This
     consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value
     over cost of $461,212 and aggregate gross unrealized
     depreciation for all investments on which there was an
     excess of cost over market value of $8,896,049.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $614,578,878) including $28,573,575
  market value of securities loaned             $606,182,255
Receivables:
  Investment securities sold                      15,676,874
  Interest                                         4,445,391
  Fund shares sold                                   966,207
Other assets                                           4,401
                                                -------------
    Total assets                                 627,275,128
                                                -------------

LIABILITIES:
Securities lending collateral                     29,246,526
Payables:
  Investment securities purchased                 38,519,208
  Fund shares redeemed                               252,152
  Adviser (See Note 3)                               113,192
  Shareholder communication                          108,446
  Administrator (See Note 3)                          90,554
  Professional fees                                   43,911
  NYLIFE Distributors (See Note 3)                    22,819
  Custodian                                            8,203
Accrued expenses                                         948
                                                -------------
    Total liabilities                             68,405,959
                                                -------------
Net assets                                      $558,869,169
                                                =============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized:
  Initial Class                                 $    324,498
  Service Class                                       83,142
Additional paid-in capital                       537,576,604
Accumulated undistributed net investment
  income                                          35,137,548
Accumulated net realized loss on investments      (5,856,000)
Net unrealized depreciation on investments        (8,396,623)
                                                -------------
Net assets                                      $558,869,169
                                                =============
INITIAL CLASS
Net assets applicable to outstanding shares     $445,309,468
                                                =============
Shares of capital stock outstanding               32,449,838
                                                =============
Net asset value per share outstanding           $      13.72
                                                =============
SERVICE CLASS
Net assets applicable to outstanding shares     $113,559,701
                                                =============
Shares of capital stock outstanding                8,314,192
                                                =============
Net asset value per share outstanding           $      13.66
                                                =============

 40   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $14,316,229
  Income from securities loaned--net                  66,327
                                                 ------------
    Total income                                  14,382,556
                                                 ------------
EXPENSES:
  Advisory (See Note 3)                              661,526
  Administration (See Note 3)                        529,221
  Distribution and service--Service Class
    (See Note 3)                                     133,300
  Shareholder communication                           50,884
  Professional fees                                   48,766
  Custodian                                           26,230
  Directors                                           12,889
  Miscellaneous                                       10,392
                                                 ------------
    Total expenses                                 1,473,208
                                                 ------------
Net investment income                             12,909,348
                                                 ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                  (1,396,923)
Net change in unrealized depreciation on
  investments                                     (7,154,639)
                                                 ------------
Net realized and unrealized loss on investments   (8,551,562)
                                                 ------------
Net increase in net assets resulting from
  operations                                     $ 4,357,786
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                             2007           2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $ 12,909,348   $ 22,071,089
 Net realized loss on investments      (1,396,923)    (2,377,123)
 Net change in unrealized
  depreciation on investments          (7,154,639)     1,948,426
                                     ---------------------------
 Net increase in net assets
  resulting from operations             4,357,786     21,642,392
                                     ---------------------------

Dividends to shareholders:
 From net investment income:
   Initial Class                               --     (4,799,733)
   Service Class                               --     (1,023,785)
                                     ---------------------------
 Total dividends to shareholders               --     (5,823,518)
                                     ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                       61,473,114    102,429,445
   Service Class                       14,789,811     19,049,448
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends:
   Initial Class                               --      4,799,733
   Service Class                               --      1,023,785
                                     ---------------------------
                                       76,262,925    127,302,411
 Cost of shares redeemed:
   Initial Class                      (29,896,546)   (87,345,751)
   Service Class                       (5,346,941)   (10,282,879)
                                     ---------------------------
                                      (35,243,487)   (97,628,630)
   Increase in net assets derived
    from capital share transactions    41,019,438     29,673,781
                                     ---------------------------
   Net increase in net assets          45,377,224     45,492,655

NET ASSETS:
Beginning of period                   513,491,945    467,999,290
                                     ---------------------------
End of period                        $558,869,169   $513,491,945
                                     ===========================
Accumulated undistributed net
 investment income at end of period  $ 35,137,548   $ 22,228,200
                                     ===========================

 42   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     43

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             INITIAL CLASS
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2007*           2006          2005          2004          2003          2002
Net asset value at beginning of period       $  13.60       $  13.16      $  13.31      $  13.41      $  13.73      $  13.11
                                            ----------      --------      --------      --------      --------      --------
Net investment income                            0.28           0.58          0.53(b)       0.47          0.52(b)       0.60
Net realized and unrealized gain (loss) on
  investments                                   (0.16)          0.02         (0.24)         0.08          0.10          0.64
                                            ----------      --------      --------      --------      --------      --------
Total from investment operations                 0.12           0.60          0.29          0.55          0.62          1.24
                                            ----------      --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                       --          (0.16)        (0.44)        (0.50)        (0.59)        (0.61)
  From net realized gain on investments            --             --            --         (0.15)        (0.35)        (0.01)
                                            ----------      --------      --------      --------      --------      --------
Total dividends and distributions                  --          (0.16)        (0.44)        (0.65)        (0.94)        (0.62)
                                            ----------      --------      --------      --------      --------      --------
Net asset value at end of period             $  13.72       $  13.60      $  13.16      $  13.31      $  13.41      $  13.73
                                            ==========      ========      ========      ========      ========      ========
Total investment return                          0.91%(d)       4.55%         2.18%(e)      4.09%         4.52%         9.48%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.93%+         4.66%         3.96%         3.36%         3.75%         4.93%
  Net expenses                                   0.51%+         0.52%         0.36%         0.54%         0.54%         0.52%
  Expenses (before reimbursement)                0.51%+         0.52%         0.51%         0.54%         0.54%         0.52%
Portfolio turnover rate                            96%(h)        166%(h)       277%(h)       335%          149%           76%
Net assets at end of period (in 000's)       $445,309       $410,139      $377,607      $421,046      $485,033      $481,740

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
(e)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     2.03% and 1.77% for the Initial Class and Service Class, respectively for the year ended
     December 31, 2005.
(f)  Less than one-tenth of a percent.
(g)  Represents income earned for the year by the Initial Class shares less service fee of
     0.25%.
(h)  The portfolio turnover not including mortgage dollar rolls is 86% for the six months ended
     June 30, 2007 and 147% and 161% for the years ended December 31, 2006 and 2005, respectively.
+    Annualized.
*    Unaudited.

 44   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                          SERVICE CLASS
-------------------------------------------------------------------------------------------------
                                                                                     JUNE 4,
     SIX MONTHS                                                                      2003(A)
        ENDED                                                                        THROUGH
      JUNE 30,                         YEAR ENDED DECEMBER 31,                     DECEMBER 31,
          2007*               2006               2005               2004               2003
         $  13.55           $  13.12           $ 13.29            $ 13.40            $ 14.33
     ----------------   ----------------   ----------------   ----------------   ----------------
             0.27               0.57              0.50(b)            0.46               0.28(b)
            (0.16)              0.00(c)          (0.25)              0.05              (0.28)
     ----------------   ----------------   ----------------   ----------------   ----------------
             0.11               0.57              0.25               0.51               0.00(c)
     ----------------   ----------------   ----------------   ----------------   ----------------
               --              (0.14)            (0.42)             (0.47)             (0.58)
               --                 --                --              (0.15)             (0.35)
     ----------------   ----------------   ----------------   ----------------   ----------------
               --              (0.14)            (0.42)             (0.62)             (0.93)
     ----------------   ----------------   ----------------   ----------------   ----------------
         $  13.66           $  13.55           $ 13.12            $ 13.29            $ 13.40
     ================   ================   ================   ================   ================
             0.79%(d)           4.29%             1.89%(e)           3.83%              0.00%(d)(f)
             4.68%+             4.41%             3.71%              3.11%              3.50%+(g)
             0.76%+             0.77%             0.61%              0.79%              0.79%+
             0.76%+             0.77%             0.76%              0.79%              0.79%+
               96%(h)            166%(h)           277%(h)            335%               149%
         $113,560           $103,352           $90,392            $61,720            $19,603

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

 INITIAL CLASS                                                     AS OF 6/30/07
--------------------------------------------------------------------------------

                            SIX     ONE      FIVE       TEN
TOTAL RETURNS              MONTHS   YEAR   YEARS(1)   YEARS(1)
--------------------------------------------------------------
After Portfolio operating
  expenses                  2.43%   4.91%    2.40%      3.53%
7-DAY CURRENT YIELD: 4.82%(2)

                                            (After Portfolio operating expenses)

                                                                MAINSTAY VP CASH MANAGEMENT          LIPPER MONEY MARKET FUND
                                                                         PORTFOLIO                            INDEX
                                                                ---------------------------          ------------------------
6/30/97                                                                    10000                              10000
                                                                           10528                              10521
                                                                           11039                              11023
                                                                           11638                              11610
                                                                           12294                              12251
                                                                           12560                              12510
                                                                           12680                              12630
                                                                           12753                              12692
                                                                           12962                              12894
                                                                           13482                              13369
6/30/07                                                                    14144                              14013

                                                          SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR   YEARS   YEARS

Lipper Money Market Fund Index*                           2.36%   4.82%  2.30%   3.43%

Performance tables and graphs do not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. Returns reflective of these charges are provided in the beginning of this book. Please refer to the Performance Summary appropriate for your policy.
1. Performance figures shown for the five-year and ten-year periods ended 6/30/07 reflect nonrecurring reimbursements from affiliates for printing and mailing costs. If these non-recurring reimbursements had not been made, the total returns would have been 2.36% and 3.51% for Initial Class shares for the five-year and ten-year periods, respectively.
2. As of 6/30/07, MainStay VP Cash Management Portfolio had an effective 7-day yield of 4.94% and a current yield of 4.82%. The current yield is more reflective of the Portfolio's earnings than the total return.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

 46   MainStay VP Cash Management Portfolio

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/07            6/30/07           PERIOD(1)           6/30/07            PERIOD(1)

INITIAL CLASS                         $1,000.00         $1,024.40            $2.51            $1,022.50             $2.51
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of 0.50% multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     47

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Commercial Paper                                                                  75.7
Federal Agencies                                                                  18.3
Corporate Bonds                                                                    4.7
Medium-Term Notes                                                                  4.1
Certificates of Deposit                                                            1.7
Liabilities in Excess of Cash and Other Assets                                    (4.5)

See Portfolio of Investments on page 50 for specific holdings within these categories.

 48   MainStay VP Cash Management Portfolio

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Claude Athaide, Ph.D., CFA, of MacKay Shields LLC.

HOW DID MAINSTAY VP CASH MANAGEMENT PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30, 2007?

For the seven-day period ended June 30, 2007, Initial Class shares of MainStay VP Cash Management Portfolio provided a current yield of 4.82% and an effective yield of 4.94%. For the six months ended June 30, 2007, MainStay VP Cash Management Portfolio returned 2.43% for Initial Class shares. The Portfolio outperformed the 2.39% return of the average Lipper* Variable Products Money Market Portfolio and the 2.36% return of the Lipper Money Market Fund Index* over the same period.

WHAT FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD?

The money market is affected by the state of the U.S. economy and by investors' perceptions of where the economy is headed. According to revised estimates by the Bureau of Economic Analysis, real gross domestic product (GDP) increased at a 0.6% seasonally adjusted annualized rate in the first quarter of 2007. Advance estimates from the same bureau showed a 3.4% increase in real GDP in the second quarter of 2007.

Personal spending grew at a 3.7% annualized rate in the first quarter but slowed to a 1.3% annualized rate in the second quarter. After three quarters of double-digit declines, residential construction declined by 9.6% in the second quarter. This drop was more than offset by a 22% increase in commercial construction. Net exports added almost 1.2% to headline GDP growth. Monthly increases in nonfarm payrolls averaged 144,000 in 2007 compared to the 189,000 monthly gains witnessed in 2006.

DID FEDERAL RESERVE ACTION INFLUENCE INTEREST RATE MOVEMENTS DURING THE REPORTING PERIOD?

The Federal Open Market Committee (FOMC) met four times during the first half of 2007 but refrained from changing the federal funds target rate, which remained at 5.25%. The FOMC acknowledged that core inflation had moderated recently but insisted that a sustained moderation in inflation pressures had not yet been demonstrated.

HOW DID TREASURY YIELDS VARY OVER THE COURSE OF THE REPORTING PERIOD?

The two-year Treasury note yielded 4.86% at the end of June 2007, an increase of just four basis points from the end of 2006. (A basis point is one-hundredth of a percentage point.) A significant equity-market setback in late February and early March and news of an increase in subprime-loan delinquencies contributed to a large decline in Treasury yields. The yield on the two-year Treasury note fell to 4.51% in March. As equity markets rebounded and economic growth accelerated in the second quarter, Treasury yields rose substantially across all maturities. The yield on the two-year Treasury note reached 5.1% in June. The rising trend in bond yields was interrupted during the middle of June as news of losses suffered by hedge funds investing in collateralized debt obligations
(CDOs) sparked a flight to higher-quality bonds.

Meanwhile, greater-than-expected federal tax receipts resulted in lower Treasury bill supply. The yield on the three-month Treasury bill fell to 4.81% at the end of June from 5.02% at the end of 2006. The spread between three-month Treasury bills and three-month commercial paper issued by nonfinancial corporations increased by nine basis points to 58 basis points at the end of June. Three-month LIBOR* ended the period unchanged at 5.36%.

HOW DID THE PORTFOLIO INVEST DURING THE REPORTING PERIOD?

Throughout the reporting period, the Portfolio invested in securities issued by U.S. government-sponsored enterprises (GSEs) and in tier-1 rated securities issued by finance, insurance, brokerage and industrial companies as well as banks and bank holding companies. At the end of June 2007, the average maturity of the Portfolio was approximately 64 days.


An investment in the Portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio can invest in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio and may result in a loss to the Portfolio.

Not all investment divisions are available under all policies.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     49

PORTFOLIO OF INVESTMENTS JUNE 30, 2007 UNAUDITED


                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (104.5%)+
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (1.7%)
Abbey National North America LLC
 5.27%, due 8/23/07                                 $3,500,000   $  3,499,750
Lloyds TSB Bank PLC
 5.295%, due 7/5/07                                  4,000,000      4,000,000
                                                                 ------------
                                                                    7,499,750
                                                                 ------------
COMMERCIAL PAPER (75.7%)
Abbey National North America LLC
 5.225%, due 9/11/07                                 4,850,000      4,799,318
Abbott Laboratories
 5.23%, due 7/9/07 (a)                               4,175,000      4,170,148
AIG Funding, Inc.
 5.195%, due 8/20/07                                 3,300,000      3,276,190
Allianz Finance Corp.
 5.21%, due 8/8/07 (a)                               4,000,000      3,978,002
 5.23%, due 7/12/07 (a)                              4,000,000      3,993,608
 5.26%, due 8/21/07 (a)                              3,625,000      3,597,988
American Express Credit Corp.
 5.17%, due 8/30/07                                  4,250,000      4,213,379
 5.22%, due 9/24/07                                  5,150,000      5,086,526
American General Finance Corp.
 5.21%, due 8/9/07                                   4,700,000      4,673,472
American Honda Finance Corp.
 5.20%, due 8/7/07                                   3,600,000      3,580,760
 5.20%, due 9/13/07                                  4,475,000      4,427,167
 5.22%, due 7/30/07                                  4,000,000      3,983,180
Australia & New Zealand Banking Group, Ltd.
 5.11%, due 8/28/07 (a)                              4,000,000      3,967,069
 5.19%, due 8/1/07 (a)                               3,500,000      3,484,358
Bank of America Corp.
 5.22%, due 7/2/07                                   6,400,000      6,399,072
 5.25%, due 9/25/07                                  3,430,000      3,386,982
Barclays U.S. Funding Corp.
 5.245%, due 8/21/07                                 2,100,000      2,084,396
Bayerische Landesbank/New York
 5.22%, due 8/23/07                                  4,050,000      4,018,876
 5.22%, due 9/11/07                                  3,510,000      3,473,356
 5.245%, due 9/26/07                                 4,000,000      3,949,298
ChevronTexaco Funding Corp.
 5.15%, due 9/20/07                                  3,950,000      3,904,229
 5.15%, due 9/21/07                                  3,250,000      3,211,877
 5.17%, due 9/18/07                                  4,350,000      4,300,648
Deutsche Bank Financial LLC
 5.22%, due 7/19/07                                  2,550,000      2,543,345
Dexia Delaware LLC
 5.22%, due 10/9/07                                  4,000,000      3,942,000
 5.245%, due 9/18/07                                 2,050,000      2,026,405


                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
COMMERCIAL PAPER (CONTINUED)
Electricite de France
 5.225%, due 9/4/07                                 $4,000,000   $  3,962,264
 5.23%, due 9/4/07                                   4,500,000      4,457,506
Emerson Electric Co.
 5.25%, due 7/3/07 (a)                               4,000,000      3,998,833
Export Development Canada
 5.12%, due 10/11/07                                 2,000,000      1,970,987
 5.14%, due 11/2/07                                  3,650,000      3,585,379
 5.17%, due 10/1/07                                  3,900,000      3,848,472
General Electric Capital Corp.
 5.19%, due 8/20/07                                  1,650,000      1,638,107
 5.22%, due 9/17/07                                  5,000,000      4,943,450
Goldman Sachs Group, Inc.
 5.19%, due 10/16/07                                 3,500,000      3,446,010
Harvard University
 5.15%, due 7/17/07                                  4,150,000      4,140,501
 5.16%, due 7/19/07                                  3,500,000      3,490,970
 5.16%, due 8/15/07                                  1,225,000      1,217,099
 5.17%, due 7/17/07                                  1,400,000      1,396,783
HBOS Treasury Services PLC
 5.245%, due 9/25/07                                   590,000        582,608
 5.25%, due 7/25/07                                  5,725,000      5,704,963
ING U.S. Funding LLC
 5.15%, due 9/6/07                                   4,050,000      4,011,182
 5.15%, due 11/6/07                                  3,300,000      3,239,573
 5.17%, due 7/30/07                                  4,400,000      4,381,675
International Business Machines Corp.
 5.19%, due 9/27/07 (a)                              5,300,000      5,232,761
Johnson & Johnson
 5.18%, due 8/27/07 (a)                              4,000,000      3,967,193
 5.18%, due 9/7/07 (a)                               3,775,000      3,738,064
 5.19%, due 9/25/07 (a)                              2,675,000      2,641,835
JPMorgan Chase & Co.
 5.22%, due 8/22/07                                  3,600,000      3,572,856
KfW International Finance, Inc.
 5.15%, due 7/16/07 (a)                              3,800,000      3,791,846
 5.18%, due 10/3/07 (a)                              2,950,000      2,910,100
 5.19%, due 7/19/07 (a)                              3,500,000      3,490,917
Merck & Co., Inc.
 5.19%, due 8/29/07                                  4,540,000      4,501,384
Merrill Lynch & Co., Inc.
 5.16%, due 11/14/07                                 4,000,000      3,922,027
 5.19%, due 10/2/07                                  3,600,000      3,551,733
 5.20%, due 9/5/07                                   1,850,000      1,832,363
MetLife Funding, Inc.
 5.24%, due 8/21/07                                  8,050,000      7,990,242

+ Percentages indicated are based on Portfolio net assets.

 50   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.


                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Nestle Capital Corp.
 5.12%, due 8/10/07 (a)                             $3,500,000   $  3,480,089
 5.15%, due 8/10/07 (a)                              1,520,000      1,511,302
 5.19%, due 8/14/07 (a)                              4,600,000      4,570,821
Private Export Funding Corp.
 5.19%, due 7/25/07 (a)                              4,000,000      3,986,161
 5.22%, due 9/12/07 (a)                              4,000,000      3,957,660
 5.22%, due 9/26/07 (a)                              3,825,000      3,776,748
Prudential Funding LLC
 5.18%, due 8/2/07                                   4,200,000      4,180,661
 5.20%, due 7/11/07                                  4,200,000      4,193,934
 5.20%, due 10/15/07                                 4,000,000      3,938,756
Rabobank USA Finance Corp.
 5.125%, due 11/16/07                                4,100,000      4,019,452
 5.19%, due 8/24/07                                  4,000,000      3,968,860
Royal Bank of Canada
 5.225%, due 9/4/07                                  3,700,000      3,665,094
Shell International Finance B.V.
 5.20%, due 9/27/07 (a)                              4,000,000      3,949,156
 5.23%, due 7/17/07 (a)                              4,500,000      4,489,540
Societe Generale North America, Inc.
 5.11%, due 8/22/07                                  3,500,000      3,474,167
 5.14%, due 12/10/07                                 4,200,000      4,102,854
 5.20%, due 8/27/07                                  4,000,000      3,967,067
Swedish Export Credit Corp.
 5.13%, due 11/7/07                                  3,300,000      3,239,338
 5.20%, due 8/24/07                                  5,000,000      4,961,000
Total Capital S.A.
 5.135%, due 11/7/07 (a)                             4,100,000      4,024,558
 5.195%, due 8/13/07 (a)                             4,800,000      4,770,216
Toyota Motor Credit Corp.
 5.12%, due 7/13/07                                  3,000,000      2,994,783
 5.14%, due 11/21/07                                 4,100,000      4,016,289
 5.21%, due 9/19/07                                  4,300,000      4,250,216
UBS Finance Delaware LLC
 5.18%, due 8/6/07                                   3,080,000      3,064,046
 5.20%, due 7/6/07                                   1,475,000      1,473,935
 5.21%, due 7/6/07                                   1,500,000      1,498,914
 5.215%, due 10/9/07                                 4,000,000      3,942,055
Wal-Mart Stores, Inc.
 5.17%, due 7/31/07 (a)                              3,125,000      3,111,536
 5.17%, due 8/14/07 (a)                              4,050,000      4,024,409
 5.18%, due 10/10/07 (a)                             4,000,000      3,941,869
                                                                 ------------
                                                                  326,176,818
                                                                 ------------


                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
CORPORATE BONDS (4.7%)
Bank One N.A./Chicago, IL
 3.70%, due 1/15/08                                 $4,000,000   $  3,965,388
HBOS Treasury Services PLC
 3.625%, due 7/23/07 (a)                             3,500,000      3,496,591
International Business Machines Corp.
 6.45%, due 8/1/07                                   1,900,000      1,901,641
Morgan Stanley
 5.482%, due 11/9/07 (b)                             3,500,000      3,501,869
Wells Fargo & Co.
 4.125%, due 3/10/08                                 4,000,000      3,968,294
 5.42%, due 9/28/07 (b)                              3,500,000      3,500,882
                                                                 ------------
                                                                   20,334,665
                                                                 ------------
FEDERAL AGENCIES (18.3%)
Federal Home Loan Bank
 (Discount Notes)
 5.015%, due 8/17/07                                 3,800,000      3,775,120
 5.075%, due 8/10/07                                 4,500,000      4,474,626
Federal Home Loan Mortgage Corporation
 (Discount Notes)
 5.07%, due 8/6/07                                   3,300,000      3,283,269
 5.08%, due 7/30/07                                  4,500,000      4,481,585
 5.09%, due 7/9/07                                   2,175,000      2,172,540
 5.09%, due 7/13/07                                  2,600,000      2,595,584
 5.09%, due 8/13/07                                  3,300,000      3,279,937
 5.11%, due 7/6/07                                   2,370,000      2,368,318
 5.115%, due 7/24/07                                 4,000,000      3,986,928
 5.115%, due 10/26/07                                3,800,000      3,736,830
 5.115%, due 11/26/07                                4,000,000      3,915,887
 5.13%, due 10/19/07                                 4,350,000      4,281,814
Federal National Mortgage Association
 (Discount Notes)
 5.07%, due 7/18/07                                  4,175,000      4,165,004
 5.07%, due 7/27/07                                  3,500,000      3,487,185
 5.07%, due 8/8/07                                   1,800,000      1,790,367
 5.09%, due 7/18/07                                    900,000        897,837
 5.10%, due 8/29/07                                  3,500,000      3,470,746
 5.105%, due 8/8/07                                  3,200,000      3,182,757
 5.105%, due 10/5/07                                 4,775,000      4,709,996
 5.11%, due 11/28/07                                 4,500,000      4,404,188
 5.12%, due 9/26/07                                  2,950,000      2,913,499
 5.14%, due 9/5/07                                   2,525,000      2,501,206
 5.14%, due 9/28/07                                  5,000,000      4,936,464
                                                                 ------------
                                                                   78,811,687
                                                                 ------------
MEDIUM-TERM NOTES (4.1%)
American General Finance Corp.
 Series H
 4.50%, due 11/15/07                                 3,500,000      3,489,573
General Electric Capital Corp.
 5.42%, due 1/3/08 (b)                               3,500,000      3,501,854

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
MEDIUM-TERM NOTES (CONTINUED)
Goldman Sachs Group, Inc.
 5.474%, due 7/2/07 (b)                             $3,500,000   $  3,500,000
Morgan Stanley
 5.484%, due 1/18/08 (b)                             3,500,000      3,503,010
Wachovia Corp.
 Series E
 5.426%, due 11/8/07 (b)                             3,500,000      3,501,419
                                                                 ------------
                                                                   17,495,856
                                                                 ------------
Total Short-Term Investments
 (Amortized Cost $450,318,776) (c)                       104.5%   450,318,776
Liabilities in Excess of
 Cash and Other Assets                                    (4.5)   (19,188,214)
                                                    ----------   ------------
Net Assets                                               100.0%  $431,130,562
                                                    ==========   ============

(a) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2007.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

The table below sets forth the diversification of the Cash Management Portfolio investments by industry.
INDUSTRY DIVERSIFICATION

                                                       AMORTIZED
                                                            COST     PERCENT+
Auto Manufacturers                                  $ 11,991,107          2.8%
Banks                                                112,042,335         25.9
Commercial Services                                   10,245,353          2.4
Computers                                              7,134,402          1.7
Diversified Financial Services                        18,071,723          4.2
Electric Products--Miscellaneous                       3,998,833          0.9
Federal Agencies                                      78,811,687         18.3
Finance--Auto Loans                                   11,261,288          2.6
Finance--Consumer Loans                                8,163,045          1.9
Finance--Credit Card                                   9,299,906          2.2
Finance--Investment Banker/Broker                     38,462,298          8.9
Finance--Other Services                               11,720,568          2.7
Health Care--Products                                 10,347,091          2.4
Insurance                                             14,845,789          3.5
Oil & Gas                                             28,650,223          6.6
Pharmaceuticals                                        8,671,532          2.0
Retail Trade                                          11,077,814          2.6
Sovereign                                             17,605,176          4.1
Special Purpose Entity                                37,918,606          8.8
                                                    ------------   ----------
                                                     450,318,776        104.5
Liabilities in Excess of
 Cash and Other Assets                               (19,188,214)        (4.5)
                                                    ------------   ----------
Net Assets                                          $431,130,562        100.0%
                                                    ============   ==========

+    Percentages indicated are based on Portfolio net assets.

 52   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (amortized cost $450,318,776)                 $450,318,776
Cash                                                  21,308
Receivables:
  Fund shares sold                                 2,515,207
  Interest                                           541,513
Other assets                                           7,512
                                                -------------
    Total assets                                 453,404,316
                                                -------------

LIABILITIES:
Payables:
  Fund shares redeemed                            21,936,001
  Adviser (See Note 3)                                87,624
  Shareholder communication                           76,314
  Administrator (See Note 3)                          70,084
  Professional fees                                   36,284
Accrued expenses                                         278
Dividend payable                                      67,169
                                                -------------
    Total liabilities                             22,273,754
                                                -------------
Net assets                                      $431,130,562
                                                =============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  700 million shares authorized                 $  4,311,415
Additional paid-in capital                       426,822,608
Accumulated undistributed net investment
  income                                                 187
Accumulated net realized loss on investments          (3,648)
                                                -------------
Net assets applicable to outstanding shares     $431,130,562
                                                =============
Shares of capital stock outstanding              431,141,452
                                                =============
Net asset value per share outstanding           $       1.00
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $10,373,795
                                                 ------------
EXPENSES:
  Advisory (See Note 3)                              489,267
  Administration (See Note 3)                        391,399
  Professional fees                                   37,619
  Shareholder communication                           34,749
  Directors                                            8,896
  Custodian                                            8,750
  Miscellaneous                                        6,981
                                                 ------------
    Total expenses                                   977,661
                                                 ------------
Net investment income                              9,396,134
                                                 ------------

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                       1,261
                                                 ------------
Net increase in net assets resulting from
  operations                                     $ 9,397,395
                                                 ============

 54   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                              2007            2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income               $   9,396,134   $  15,352,521
 Net realized gain (loss) on
  investments                                1,261          (4,909)
                                     -----------------------------
 Net increase in net assets
  resulting from operations              9,397,395      15,347,612
                                     -----------------------------

Dividends to shareholders:
 From net investment income             (9,396,184)    (15,357,386)
                                     -----------------------------

Capital share transactions:
 Net proceeds from sale of shares      270,229,695     438,354,578
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                           9,396,184      15,357,386
                                     -----------------------------
                                       279,625,879     453,711,964
 Cost of shares redeemed              (200,249,196)   (408,850,006)
                                     -----------------------------
   Increase in net assets derived
    from capital share transactions     79,376,683      44,861,958
                                     -----------------------------
   Net increase in net assets           79,377,894      44,852,184

NET ASSETS:
Beginning of period                    351,752,668     306,900,484
                                     -----------------------------
End of period                        $ 431,130,562   $ 351,752,668
                                     =============================
Accumulated undistributed net
 investment income at end of period  $         187   $         237
                                     =============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2007*           2006          2005          2004          2003          2002
Net asset value at beginning of period       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ----------      --------      --------      --------      --------      --------
Net investment income                            0.02           0.04          0.03          0.01          0.01          0.01
Net realized and unrealized gain (loss) on
  investments                                    0.00(a)       (0.00)(a)      0.00(a)       0.00 (a)      0.00 (a)      0.00 (a)
                                            ----------      --------      --------      --------      --------      --------
Total from investment operations                 0.02           0.04          0.03          0.01          0.01          0.01
                                            ----------      --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                    (0.02)         (0.04)        (0.03)        (0.01)        (0.01)        (0.01)
  From net realized gain on investments            --             --            --         (0.00)(a)     (0.00)(a)     (0.00)(a)
                                            ----------      --------      --------      --------      --------      --------
Total dividends and distributions               (0.02)         (0.04)        (0.03)        (0.01)        (0.01)        (0.01)
                                            ----------      --------      --------      --------      --------      --------
Net asset value at end of period             $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ==========      ========      ========      ========      ========      ========
Total investment return                          2.43%(b)       4.57%         2.96%(c)      0.85%         0.67%         1.36%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.80%+         4.50%         2.91%         0.83%         0.67%         1.33%
  Net expenses                                   0.50%+         0.52%         0.30%         0.55%         0.55%         0.55%
  Expenses (before waiver/reimbursement)         0.50%+         0.52%         0.50%         0.55%         0.55%         0.55%
Net assets at end of period (in 000's)       $431,131       $351,753      $306,900      $308,660      $359,974      $518,348

(a)  Less than one cent per share.
(b)  Total return is not annualized.
(c)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     2.76% for the year ended December 31, 2005.
+    Annualized.
*    Unaudited.

 56   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY VP COMMON STOCK PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/07
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX      ONE      FIVE       TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS(1)   YEARS(1)
---------------------------------------------------------------
After Portfolio operating
  expenses                  7.56%   21.63%    10.42%     7.69%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO           RUSSELL 1000 INDEX             S&P 500 INDEX
                                                   ------------------          ------------------             -------------
6/30/97                                                   10000                       10000                       10000
                                                          12901                       13015                       13016
                                                          15862                       15869                       15978
                                                          18684                       17336                       17136
                                                          15699                       14744                       14595
                                                          12773                       12107                       11970
                                                          12135                       12222                       12000
                                                          14415                       14604                       14293
                                                          15668                       15761                       15197
                                                          17239                       17192                       16508
6/30/07                                                   20968                       20704                       19907

 SERVICE CLASS(2)                                                  AS OF 6/30/07
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX      ONE      FIVE       TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS(1)   YEARS(1)
---------------------------------------------------------------
After Portfolio operating
  expenses                  7.43%   21.33%    10.14%     7.42%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO           RUSSELL 1000 INDEX             S&P 500 INDEX
                                                   ------------------          ------------------             -------------
6/30/97                                                   10000                       10000                       10000
                                                          12873                       13015                       13016
                                                          15790                       15869                       15978
                                                          18555                       17336                       17136
                                                          15555                       14744                       14595
                                                          12624                       12107                       11970
                                                          11963                       12222                       12000
                                                          14176                       14604                       14293
                                                          15370                       15761                       15197
                                                          16863                       17192                       16508
6/30/07                                                   20460                       20704                       19907

                                                          SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                    MONTHS   YEAR    YEARS   YEARS

Russell 1000(R) Index*                                    7.18%   20.43%  11.33%  7.55%
S&P 500(R) Index*                                         6.96    20.59   10.71   7.13

Performance tables and graphs do not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. Returns reflective of these charges are provided in the beginning of this book. Please refer to the Performance Summary appropriate for your policy.
1. Performance figures shown for the five-year and ten-year periods ended 6/30/07 reflect nonrecurring reimbursements from affiliates for printing and mailing costs. If these non-recurring reimbursements had not been made, the total returns would have been 10.38% and 7.67% for Initial Class shares and 10.12% and 7.41% for Service Class shares for the five-year and ten-year periods, respectively.
2. Performance for Service Class shares, first offered 6/5/03, includes the historical performance of Initial Class shares from 7/1/97 through 6/4/03 adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     57

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP COMMON STOCK PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2007, to June 30, 2007, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2007, to June 30, 2007. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested to estimate the expenses that you paid during the six-months ended June 30, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                     BEGINNING          ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                      ACCOUNT          RETURNS AND           PAID             RETURN AND            PAID
                                       VALUE            EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                           1/1/07             6/30/07           PERIOD(1)           6/30/07            PERIOD(1)

INITIAL CLASS                        $1,000.00          $1,075.80            $2.57            $1,022.50             $2.51
---------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                        $1,000.00          $1,074.55            $3.86            $1,021.25             $3.76
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.50% for Initial Class and 0.75% for Service Class) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period).

 58   MainStay VP Common Stock Portfolio

PORTFOLIO COMPOSITION AS OF JUNE 30, 2007

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                     98.8
Short-Term Investments (collateral from securities lending                         4.2*
  is 4.2%)
Investment Company                                                                 0.9
Liabilities in Excess of Cash and Other Assets                                    (3.9)

* Includes 0.2% of Short-Term Investment Company Securities.

See Portfolio of Investments on page 61 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2007 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  ExxonMobil Corp.
 2.  Citigroup, Inc.
 3.  General Electric Co.
 4.  Chevron Corp.
 5.  Pfizer, Inc.
 6.  Microsoft Corp.
 7.  International Business Machines Corp.
 8.  Altria Group Inc.
 9.  JPMorgan Chase & Co.
10.  Verizon Communications, Inc.

                                                    www.mainstayfunds.com     59

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio manager Harvey Fram, CFA, of New York Life Investment Management LLC.

HOW DID MAINSTAY VP COMMON STOCK PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX MONTHS ENDED JUNE 30, 2007?

For the six months ended June 30, 2007, MainStay VP Common Stock Portfolio returned 7.56% for Initial Class shares and 7.43% for Service Class shares. Both share classes outperformed the 7.21% return of the average Lipper* Variable Products Large-Cap Core Portfolio and the 6.96% return of the S&P 500(R) Index* for the six months ended June 30, 2007. The S&P 500(R) Index* is the Portfolio's broad-based securities-market index.

WHAT ACCOUNTED FOR THE PORTFOLIO'S RELATIVE PERFORMANCE DURING THE FIRST HALF OF 2007?

The Portfolio's relative performance resulted primarily from stock selection in the financials, materials, utilities and energy sectors.

DURING THE REPORTING PERIOD, WHICH OF THE PORTFOLIO'S SECTORS WERE PARTICULARLY STRONG AND WHICH SECTORS DETRACTED FROM PERFORMANCE?

Relative to the S&P 500(R) Index,* the three strongest-performing sectors in the Portfolio were materials, utilities and financials. The three weakest-performing sectors relative to the S&P 500(R) Index* were information technology, industrials and telecommunication services.

WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH STOCKS WERE THE WEAKEST CONTRIBUTORS?

The Portfolio's three strongest contributors to absolute performance were ExxonMobil, Valero Energy and Freeport-McMoRan Copper & Gold. The worst contributions to performance came from Citigroup, Lexmark International and Motorola.

WERE THERE ANY SIGNIFICANT PURCHASES OR SALES DURING THE FIRST HALF OF 2007?

The Portfolio uses a bottom-up approach to assess stocks on their individual strengths. A proprietary quantitative ranking process is used to identify companies considered likely to outperform the S&P 500(R) Index* over the following six to 12 months. Among the stocks that fit the Portfolio's purchase criteria during the reporting period were Apple and Alliance Data Systems.

Among the stocks that were sold because they no longer fit the Portfolio's purchase criteria were ITT Educational Services and Equitable Resources. Both stocks advanced during the portion of the reporting period they were held in the Portfolio.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO'S SECTOR WEIGHTINGS RELATIVE TO THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

During the reporting period, the Portfolio moderately increased its weightings relative to the S&P 500(R) Index in the industrials and energy sectors. Over the same period, the Portfolio moderately decreased its relative weightings in telecommunication services and information technology.

HOW WAS THE PORTFOLIO POSITIONED AT THE END OF THE REPORTING PERIOD?

As of June 30, 2007, the Portfolio was substantially overweight relative to the S&P 500(R) Index* in financials and substantially underweight in industrials. Both of these positions hurt relative returns.

On the same date, the Portfolio was moderately overweight in energy and substantially underweight in consumer staples. Both of these positions helped relative returns.


The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or they may even go down in value.

Not all investment divisions are available under all policies.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices and other indices, averages and service providers mentioned in the reports.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 60   MainStay VP Common Stock Portfolio

PORTFOLIO OF INVESTMENTS JUNE 30, 2007 UNAUDITED


                                                        SHARES            VALUE
COMMON STOCKS (98.8%)+
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.7%)
Boeing Co. (The)                                        94,201   $    9,058,368
Honeywell International, Inc.                          192,888       10,855,737
L-3 Communications Holdings, Inc.                       22,961        2,236,172
Lockheed Martin Corp.                                   91,647        8,626,732
Northrop Grumman Corp.                                  10,896          848,472
Precision Castparts Corp.                                4,315          523,668
Raytheon Co.                                           123,698        6,666,085
United Technologies Corp.                                6,819          483,672
                                                                 --------------
                                                                     39,298,906
                                                                 --------------
AUTO COMPONENTS (0.3%)
ArvinMeritor, Inc. (a)                                  17,307          384,215
BorgWarner, Inc.                                         5,080          437,083
Goodyear Tire & Rubber Co. (The) (b)                    11,023          383,159
Johnson Controls, Inc.                                  19,136        2,215,375
Lear Corp. (b)                                           6,831          243,252
                                                                 --------------
                                                                      3,663,084
                                                                 --------------
AUTOMOBILES (0.2%)
Ford Motor Co. (a)                                     232,736        2,192,373
Thor Industries, Inc. (a)                                8,550          385,947
                                                                 --------------
                                                                      2,578,320
                                                                 --------------
BEVERAGES (0.7%)
Coca-Cola Co. (The)                                     23,086        1,207,629
Coca-Cola Enterprises, Inc.                             78,250        1,878,000
Molson Coors Brewing Co. Class B                        10,877        1,005,687
Pepsi Bottling Group, Inc. (The)                        35,113        1,182,606
PepsiAmericas, Inc.                                     14,678          360,492
PepsiCo, Inc.                                           24,217        1,570,472
                                                                 --------------
                                                                      7,204,886
                                                                 --------------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                             5,390          317,902
Masco Corp.                                            109,373        3,113,849
                                                                 --------------
                                                                      3,431,751
                                                                 --------------
CAPITAL MARKETS (5.9%)
A.G. Edwards, Inc.                                       8,985          759,682
Ameriprise Financial, Inc.                              67,068        4,263,513
Bank of New York Co., Inc. (The)                       276,338       11,451,447
Charles Schwab Corp. (The)                             208,065        4,269,494
Franklin Resources, Inc.                                 5,111          677,054
Goldman Sachs Group, Inc. (The)                         55,230       11,971,102
Janus Capital Group, Inc. (a)                           25,625          713,400
Lehman Brothers Holdings, Inc.                          17,025        1,268,703
Mellon Financial Corp.                                  27,579        1,213,476
Merrill Lynch & Co., Inc.                              146,954       12,282,415
Morgan Stanley                                         159,481       13,377,266
Northern Trust Corp.                                    17,508        1,124,714
                                                                 --------------
                                                                     63,372,266
                                                                 --------------


                                                        SHARES            VALUE
CHEMICALS (0.9%)
Albemarle Corp.                                         19,242   $      741,394
Ashland, Inc.                                           15,687        1,003,184
Cabot Corp.                                             13,630          649,878
Chemtura Corp.                                          44,872          498,528
Dow Chemical Co. (The)                                  27,942        1,235,595
Eastman Chemical Co.                                    10,288          661,827
Ferro Corp.                                              3,787           94,410
Lubrizol Corp. (The)                                    15,476          998,976
Lyondell Chemical Co.                                   51,965        1,928,941
Monsanto Co.                                            26,707        1,803,791
PPG Industries, Inc.                                     5,146          391,662
Sensient Technologies Corp.                              5,719          145,205
                                                                 --------------
                                                                     10,153,391
                                                                 --------------
COMMERCIAL BANKS (2.0%)
City National Corp.                                      8,507          647,298
Comerica, Inc.                                          19,668        1,169,656
Cullen/Frost Bankers, Inc.                               1,883          100,684
Huntington Bancshares, Inc.                             43,992        1,000,378
National City Corp. (a)                                110,636        3,686,392
PNC Financial Services Group, Inc.                      88,772        6,354,300
Wachovia Corp.                                          24,589        1,260,186
Wells Fargo & Co.                                      196,414        6,907,880
Westamerica Bancorp. (a)                                   942           41,674
                                                                 --------------
                                                                     21,168,448
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Allied Waste Industries, Inc. (b)                        7,858          105,769
ChoicePoint, Inc. (b)                                   18,641          791,310
Corporate Executive Board Co.                            2,392          155,265
Deluxe Corp. (a)                                        12,490          507,219
Dun & Bradstreet Corp. (The)                            14,621        1,505,671
Equifax, Inc.                                           19,356          859,794
HNI Corp.                                                2,972          121,852
Kelly Services, Inc. Class A                             3,938          108,137
Korn/Ferry International (b)                            11,028          289,595
Manpower, Inc.                                           2,676          246,834
Navigant Consulting, Inc. (b)                            1,172           21,752
R.R. Donnelley & Sons Co.                               27,009        1,175,162
Republic Services, Inc.                                 10,542          323,007
Waste Management, Inc.                                  55,560        2,169,618
                                                                 --------------
                                                                      8,380,985
                                                                 --------------
COMMUNICATIONS EQUIPMENT (2.3%)
3Com Corp. (b)                                          72,254          298,409
Avaya, Inc. (b)                                         37,422          630,186
Cisco Systems, Inc. (b)                                425,646       11,854,241
CommScope, Inc. (b)                                      7,285          425,080

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                         SHARES            VALUE
 COMMON STOCKS (CONTINUED)
 -------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT (CONTINUED)
 Dycom Industries, Inc. (b)                               7,534   $      225,869
 Juniper Networks, Inc. (b)                             142,201        3,579,199
 Motorola, Inc.                                         353,304        6,253,481
 Polycom, Inc. (b)                                        8,366          281,098
 Tellabs, Inc. (b)                                      108,609        1,168,633
 UTStarcom, Inc. (a)(b)                                  25,879          145,181
                                                                  --------------
                                                                      24,861,377
                                                                  --------------
 COMPUTERS & PERIPHERALS (5.5%)
 Apple, Inc. (b)                                         38,659        4,717,944
 Dell, Inc. (b)                                         232,638        6,641,815
 Diebold, Inc.                                            3,718          194,080
 EMC Corp. (b)                                          268,099        4,852,592
 Hewlett-Packard Co.                                    372,023       16,599,666
 Imation Corp.                                            1,094           40,325
VInternational Business Machines Corp.                 185,498       19,523,664
 Lexmark International, Inc. Class A (b)                 26,932        1,328,017
 NCR Corp. (b)                                           11,231          590,077
 Network Appliance, Inc. (b)                             58,214        1,699,849
 Palm, Inc. (a)(b)                                        9,509          152,239
 QLogic Corp. (b)                                         4,928           82,051
 SanDisk Corp. (b)                                       17,585          860,610
 Sun Microsystems, Inc. (b)                             107,867          567,380
 Western Digital Corp. (a)(b)                            53,580        1,036,773
                                                                  --------------
                                                                      58,887,082
                                                                  --------------
 CONSTRUCTION & ENGINEERING (0.1%)
 Granite Construction, Inc.                               4,186          268,657
 Infrasource Services, Inc. (b)                           3,718          137,938
 KBR, Inc. (b)                                           10,432          273,631
 Quanta Services, Inc. (a)(b)                            20,606          631,986
                                                                  --------------
                                                                       1,312,212
                                                                  --------------
 CONSTRUCTION MATERIALS (0.0%)++
 Vulcan Materials Co.                                     2,899          332,051
                                                                  --------------

 CONSUMER FINANCE (1.6%)
 American Express Co.                                   191,852       11,737,505
 AmeriCredit Corp. (a)(b)                                28,560          758,268
 Capital One Financial Corp.                             46,683        3,661,815
 SLM Corp.                                               11,894          684,857
                                                                  --------------
                                                                      16,842,445
                                                                  --------------
 CONTAINERS & PACKAGING (0.4%)
 Bemis Co., Inc.                                          3,308          109,759
 Packaging Corp. of America                              12,335          312,199
 Pactiv Corp. (b)                                        37,212        1,186,691
 Sonoco Products Co.                                     24,207        1,036,302
 Temple-Inland, Inc.                                     29,613        1,822,088
                                                                  --------------
                                                                       4,467,039
                                                                  --------------


                                                         SHARES            VALUE
 DIVERSIFIED CONSUMER SERVICES (0.2%)
 Career Education Corp. (b)                              23,015   $      777,217
 DeVry, Inc.                                             11,051          375,955
 Regis Corp. (a)                                         10,870          415,778
 Sotheby's Holdings, Inc. Class A                        13,880          638,758
                                                                  --------------
                                                                       2,207,708
                                                                  --------------
 DIVERSIFIED FINANCIAL SERVICES (5.1%)
 Bank of America Corp.                                  217,007       10,609,472
VCitigroup, Inc.                                        519,410       26,640,539
VJPMorgan Chase & Co.                                   356,192       17,257,502
                                                                  --------------
                                                                      54,507,513
                                                                  --------------
 DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
 AT&T, Inc.                                             317,091       13,159,277
 CenturyTel, Inc.                                        31,292        1,534,873
 Cincinnati Bell, Inc. (b)                               45,351          262,129
 Citizens Communications Co. (a)                         95,321        1,455,552
 Embarq Corp.                                            42,285        2,679,600
 Qwest Communications International, Inc. (a)(b)        332,489        3,225,143
VVerizon Communications, Inc.                           404,110       16,637,209
 Windstream Corp.                                        14,522          214,345
                                                                  --------------
                                                                      39,168,128
                                                                  --------------
 ELECTRIC UTILITIES (1.3%)
 Duke Energy Corp.                                       49,163          899,683
 Edison International                                    92,753        5,205,298
 Entergy Corp.                                           55,916        6,002,583
 Great Plains Energy, Inc.                               10,658          310,361
 Northeast Utilities                                     14,142          401,067
 Progress Energy, Inc.                                   18,170          828,370
                                                                  --------------
                                                                      13,647,362
                                                                  --------------
 ELECTRICAL EQUIPMENT (0.4%)
 Rockwell Automation, Inc.                               46,267        3,212,780
 Thomas & Betts Corp. (b)                                12,501          725,058
                                                                  --------------
                                                                       3,937,838
                                                                  --------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
 Avnet, Inc. (b)                                         31,214        1,237,323
 Tech Data Corp. (b)                                      3,355          129,033
 Vishay Intertechnology, Inc. (b)                        28,608          452,579
                                                                  --------------
                                                                       1,818,935
                                                                  --------------
 ENERGY EQUIPMENT & SERVICES (1.9%)
 Cameron International Corp. (b)                         26,269        1,877,445
 ENSCO International, Inc.                               42,326        2,582,309
 Halliburton Co.                                        243,369        8,396,231
 National Oilwell Varco, Inc. (b)                        49,443        5,153,938
 Patterson-UTI Energy, Inc.                              38,153          999,990
 Schlumberger, Ltd.                                       2,847          241,824
 Tidewater, Inc.                                         13,981          990,973
                                                                  --------------
                                                                      20,242,710
                                                                  --------------

 62   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES            VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING (0.4%)
Safeway, Inc.                                           54,637   $    1,859,297
Wal-Mart Stores, Inc.                                   50,021        2,406,510
                                                                 --------------
                                                                      4,265,807
                                                                 --------------
FOOD PRODUCTS (1.1%)
Dean Foods Co.                                          33,909        1,080,680
General Mills, Inc.                                     96,916        5,661,833
H.J. Heinz Co.                                          37,759        1,792,420
J.M. Smucker Co. (The)                                  13,795          878,190
Kellogg Co.                                              7,886          408,416
Kraft Foods, Inc. Class A                               41,786        1,472,957
Tyson Foods, Inc. Class A                               39,708          914,872
                                                                 --------------
                                                                     12,209,368
                                                                 --------------
GAS UTILITIES (0.3%)
AGL Resources, Inc.                                      9,264          375,007
National Fuel Gas Co.                                   10,333          447,522
Nicor, Inc. (a)                                          5,513          236,618
ONEOK, Inc.                                             26,901        1,356,079
WGL Holdings, Inc.                                       7,574          247,215
                                                                 --------------
                                                                      2,662,441
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Advanced Medical Optics, Inc. (a)(b)                    14,450          504,017
Bausch & Lomb, Inc.                                      1,703          118,256
Baxter International, Inc.                             116,784        6,579,611
Biomet, Inc.                                            17,062          780,075
Boston Scientific Corp. (b)                             52,644          807,559
DENTSPLY International, Inc.                            12,645          483,798
Edwards Lifesciences Corp. (b)                          14,011          691,303
Zimmer Holdings, Inc. (b)                               14,748        1,251,958
                                                                 --------------
                                                                     11,216,577
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES (4.6%)
Aetna, Inc.                                            141,745        7,002,203
AmerisourceBergen Corp.                                 53,324        2,637,938
Apria Healthcare Group, Inc. (a)(b)                     10,460          300,934
Cardinal Health, Inc.                                   23,635        1,669,576
CIGNA Corp.                                             77,573        4,050,862
Coventry Health Care, Inc. (a)(b)                       44,652        2,574,188
Health Management Associates, Inc. Class A (a)           7,487           85,052
Health Net, Inc. (b)                                    10,129          534,811
Humana, Inc. (b)                                        46,863        2,854,425
Lincare Holdings, Inc. (b)                              15,488          617,197
McKesson Corp.                                          82,974        4,948,569
Medco Health Solutions, Inc. (b)                        15,524        1,210,717
Quest Diagnostics, Inc.                                  4,227          218,325
UnitedHealth Group, Inc.                               218,432       11,170,612


                                                        SHARES            VALUE
 HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
 WellCare Health Plans, Inc. (a)(b)                      7,046   $      637,733
 WellPoint, Inc. (b)                                   114,540        9,143,728
                                                                 --------------
                                                                     49,656,870
                                                                 --------------
 HOTELS, RESTAURANTS & LEISURE (0.8%)
 Bob Evans Farms, Inc. (a)                               8,675          319,674
 Brinker International, Inc.                            18,977          555,457
 CBRL Group, Inc. (a)                                    6,122          260,063
 Darden Restaurants, Inc.                               12,895          567,251
 Harrah's Entertainment, Inc.                           14,715        1,254,601
 McDonald's Corp.                                       94,985        4,821,439
 Wendy's International, Inc.                            24,922          915,884
                                                                 --------------
                                                                      8,694,369
                                                                 --------------
 HOUSEHOLD DURABLES (1.2%)
 American Greetings Corp. Class A                       13,853          392,455
 Beazer Homes USA, Inc. (a)                              3,437           84,791
 Black & Decker Corp.                                   18,527        1,636,119
 Blyth, Inc.                                             6,136          163,095
 Centex Corp. (a)                                       18,750          751,875
 Fortune Brands, Inc. (a)                                1,649          135,828
 Harman International Industries, Inc.                   2,556          298,541
 KB Home (a)                                            21,652          852,439
 Leggett & Platt, Inc. (a)                              36,173          797,615
 Lennar Corp. Class A (a)                               38,816        1,419,113
 M.D.C. Holdings, Inc.                                   8,509          411,495
 Mohawk Industries, Inc. (a)(b)                         13,047        1,315,007
 Newell Rubbermaid, Inc.                                78,038        2,296,658
 NVR, Inc. (a)(b)                                          869          590,703
 Ryland Group, Inc. (a)                                  2,667           99,666
 Stanley Works (The)                                    10,231          621,022
 Tupperware Brands Corp.                                14,806          425,524
 Whirlpool Corp.                                         9,804        1,090,205
                                                                 --------------
                                                                     13,382,151
                                                                 --------------
 HOUSEHOLD PRODUCTS (1.8%)
 Church & Dwight Co., Inc.                               2,053           99,488
 Energizer Holdings, Inc. (b)                           13,699        1,364,420
 Kimberly-Clark Corp.                                   56,583        3,784,837
 Procter & Gamble Co. (The)                            237,470       14,530,789
                                                                 --------------
                                                                     19,779,534
                                                                 --------------
 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
 AES Corp. (The) (b)                                   103,746        2,269,962
 TXU Corp.                                              27,014        1,818,042
                                                                 --------------
                                                                      4,088,004
                                                                 --------------
 INDUSTRIAL CONGLOMERATES (3.4%)
VGeneral Electric Co.                                  623,130       23,853,416
 Teleflex, Inc.                                          9,538          780,018
 Tyco International, Ltd.                              367,324       12,411,878
                                                                 --------------
                                                                     37,045,312
                                                                 --------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                        SHARES            VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------
INSURANCE (7.8%)
ACE, Ltd.                                               91,677   $    5,731,646
AFLAC, Inc.                                             21,993        1,130,440
Allstate Corp. (The)                                   143,610        8,833,451
American Financial Group, Inc.                          17,002          580,618
American International Group, Inc.                     107,190        7,506,516
Aon Corp. (a)                                           83,866        3,573,530
Assurant, Inc.                                          21,945        1,292,999
Chubb Corp. (The)                                       87,948        4,761,505
Commerce Group, Inc.                                     1,513           52,531
Everest Re Group, Ltd.                                   1,941          210,870
Fidelity National Financial, Inc. Class A               27,568          653,362
First American Corp.                                     6,011          297,545
Genworth Financial, Inc. Class A                        94,870        3,263,528
Hartford Financial Services Group, Inc. (The)           83,432        8,218,886
HCC Insurance Holdings, Inc.                            27,180          908,084
Horace Mann Educators Corp.                             10,532          223,700
Lincoln National Corp.                                  29,645        2,103,313
MetLife, Inc.                                          129,858        8,373,244
Old Republic International Corp.                        42,922          912,522
Principal Financial Group, Inc.                         57,038        3,324,745
Prudential Financial, Inc.                              93,558        9,096,644
Torchmark Corp.                                          9,104          609,968
Travelers Cos., Inc. (The)                             105,192        5,627,772
Unum Group                                              51,389        1,341,767
W.R. Berkley Corp.                                      41,200        1,340,648
XL Capital, Ltd. Class A                                51,043        4,302,414
                                                                 --------------
                                                                     84,272,248
                                                                 --------------
INTERNET & CATALOG RETAIL (0.2%)
IAC/InterActiveCorp. (a)(b)                             61,216        2,118,686
Netflix, Inc. (a)(b)                                     2,140           41,495
                                                                 --------------
                                                                      2,160,181
                                                                 --------------
INTERNET SOFTWARE & SERVICES (0.3%)
Digital River, Inc. (b)                                  3,407          154,167
eBay, Inc. (b)                                           7,490          241,028
Google, Inc. Class A (b)                                 2,806        1,468,604
ValueClick, Inc. (b)                                    24,124          710,693
VeriSign, Inc. (b)                                       7,531          238,959
                                                                 --------------
                                                                      2,813,451
                                                                 --------------
IT SERVICES (1.4%)
Acxiom Corp.                                            14,677          388,207
Affiliated Computer Services, Inc. Class A (b)           5,888          333,967
Alliance Data Systems Corp. (b)                         10,261          792,970
Automatic Data Processing, Inc.                         12,550          608,299
BISYS Group, Inc. (The) (b)                              3,668           43,392
Broadridge Financial Solutions LLC                      12,900          246,648
CheckFree Corp. (a)(b)                                  10,573          425,035


                                                        SHARES            VALUE
IT SERVICES (CONTINUED)
Computer Sciences Corp. (b)                             48,639   $    2,876,997
Convergys Corp. (b)                                     38,443          931,858
CSG Systems International, Inc. (b)                     11,017          292,061
DST Systems, Inc. (a)(b)                                 1,737          137,588
Electronic Data Systems Corp.                          144,335        4,002,410
First Data Corp.                                       109,358        3,572,726
Gartner, Inc. (b)                                        1,637           40,254
Global Payments, Inc.                                    2,103           83,384
MPS Group, Inc. (b)                                     19,188          256,544
SRA International, Inc. Class A (b)                      4,905          123,900
Western Union Co. (The)                                 13,965          290,891
                                                                 --------------
                                                                     15,447,131
                                                                 --------------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Brunswick Corp.                                         24,656          804,525
Eastman Kodak Co. (a)                                   80,741        2,247,022
Hasbro, Inc.                                            45,062        1,415,397
Mattel, Inc.                                           110,171        2,786,225
                                                                 --------------
                                                                      7,253,169
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES (0.1%)
Invitrogen Corp. (b)                                     8,637          636,979
                                                                 --------------

MACHINERY (2.2%)
AGCO Corp. (b)                                          22,184          963,007
Caterpillar, Inc.                                      127,408        9,976,046
Cummins, Inc. (a)                                       29,298        2,965,251
Eaton Corp.                                             22,770        2,117,610
Illinois Tool Works, Inc.                               11,236          608,879
ITT Corp.                                               51,169        3,493,819
PACCAR, Inc.                                            15,235        1,326,054
Pall Corp.                                               3,851          177,107
Terex Corp. (b)                                         19,050        1,548,765
                                                                 --------------
                                                                     23,176,538
                                                                 --------------
MEDIA (4.6%)
Belo Corp. Class A                                      16,273          335,061
CBS Corp. Class B                                      206,687        6,886,811
Clear Channel Communications, Inc.                      46,493        1,758,365
Comcast Corp. Class A (b)                                  943           26,517
DIRECTV Group, Inc. (The) (b)                          217,289        5,021,549
Dow Jones & Co., Inc. (a)                                1,236           71,008
Gannett Co., Inc.                                       57,131        3,139,348
Harte-Hanks, Inc.                                        4,255          109,268
John Wiley & Sons, Inc. Class A                          9,573          462,280
Lee Enterprises, Inc.                                   11,102          231,588
McGraw-Hill Cos., Inc. (The)                            98,723        6,721,062
Media General, Inc. Class A                              2,251           74,891
Omnicom Group, Inc.                                     93,953        4,971,993
Tribune Co.                                             24,969          734,089
Viacom, Inc. Class B (b)                               184,767        7,691,850

 64   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES            VALUE
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------
 MEDIA (CONTINUED)
 Walt Disney Co. (The)                                 328,217   $   11,205,328
 Westwood One, Inc.                                      6,568           47,224
                                                                 --------------
                                                                     49,488,232
                                                                 --------------
 METALS & MINING (1.6%)
 Carpenter Technology Corp.                                713           92,911
 Commercial Metals Co.                                   3,620          122,247
 Freeport-McMoRan Copper & Gold, Inc. Class B (a)       93,369        7,732,821
 Nucor Corp.                                            84,655        4,965,016
 Steel Dynamics, Inc.                                   21,263          891,132
 United States Steel Corp.                              33,258        3,616,808
                                                                 --------------
                                                                     17,420,935
                                                                 --------------
 MULTILINE RETAIL (1.3%)
 Big Lots, Inc. (a)(b)                                  30,726          903,959
 Dollar General Corp.                                   18,790          411,877
 Dollar Tree Stores, Inc. (b)                           24,953        1,086,703
 Family Dollar Stores, Inc.                             23,531          807,584
 Kohl's Corp. (b)                                       50,805        3,608,679
 Macys, Inc.                                           135,188        5,377,779
 Nordstrom, Inc.                                        35,520        1,815,782
 Saks, Inc.                                             21,546          460,007
                                                                 --------------
                                                                     14,472,370
                                                                 --------------
 MULTI-UTILITIES (0.3%)
 KeySpan Corp.                                          15,133          635,283
 MDU Resources Group, Inc.                               5,681          159,295
 NiSource, Inc.                                         76,950        1,593,635
 Public Service Enterprise Group, Inc.                   7,966          699,255
                                                                 --------------
                                                                      3,087,468
                                                                 --------------
 OFFICE ELECTRONICS (0.4%)
 Xerox Corp. (b)                                       220,527        4,075,339
                                                                 --------------

 OIL, GAS & CONSUMABLE FUELS (10.6%)
VChevron Corp.                                         254,854       21,468,901
 ConocoPhillips                                        180,371       14,159,124
VExxonMobil Corp.                                      538,208       45,144,887
 Frontier Oil Corp.                                      6,214          271,987
 Marathon Oil Corp.                                    170,697       10,234,992
 Noble Energy, Inc.                                     36,602        2,283,599
 Occidental Petroleum Corp.                            161,897        9,370,598
 Overseas Shipholding Group, Inc.                        6,765          550,671
 Plains Exploration & Production Co. (b)                 4,524          216,292
 Pogo Producing Co. (a)                                  1,801           91,473
 Valero Energy Corp.                                   143,496       10,598,615
                                                                 --------------
                                                                    114,391,139
                                                                 --------------


                                                        SHARES            VALUE
 PAPER & FOREST PRODUCTS (0.3%)
 Abitibi-Consolidated, Inc. (b)                        110,781   $      325,696
 Weyerhaeuser Co.                                       42,534        3,357,209
                                                                 --------------
                                                                      3,682,905
                                                                 --------------
 PERSONAL PRODUCTS (0.1%)
 Alberto-Culver Co.                                     19,622          465,434
 Estee Lauder Cos., Inc. (The) Class A                  18,139          825,506
 NBTY, Inc. (b)                                          4,994          215,741
                                                                 --------------
                                                                      1,506,681
                                                                 --------------
 PHARMACEUTICALS (4.1%)
 Abbott Laboratories                                     1,726           92,427
 Endo Pharmaceuticals Holdings, Inc. (b)                 7,543          258,197
 Forest Laboratories, Inc. (b)                          81,737        3,731,294
 Johnson & Johnson                                     176,587       10,881,291
 King Pharmaceuticals, Inc. (b)                         68,276        1,396,927
 Merck & Co., Inc.                                     101,004        5,029,999
 Mylan Laboratories, Inc.                                5,693          103,556
VPfizer, Inc.                                          823,616       21,059,861
 Schering-Plough Corp.                                  19,576          595,893
 Watson Pharmaceuticals, Inc. (b)                       28,745          935,075
                                                                 --------------
                                                                     44,084,520
                                                                 --------------
 REAL ESTATE INVESTMENT TRUSTS (0.1%)
 Apartment Investment & Management Co. Class A           9,084          458,015
 Archstone-Smith Trust (a)                               4,201          248,321
 Cousins Properties, Inc.                                6,581          190,915
 Plum Creek Timber Co., Inc.                             4,126          171,889
 Potlatch Corp.                                          4,796          206,468
                                                                 --------------
                                                                      1,275,608
                                                                 --------------
 REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)++
 CB Richard Ellis Group, Inc. Class A (b)                5,829          212,759
                                                                 --------------

 ROAD & RAIL (0.2%)
 Avis Budget Group, Inc. (b)                            24,563          698,326
 Con-way, Inc.                                          11,283          566,858
 YRC Worldwide, Inc. (b)                                13,901          511,557
                                                                 --------------
                                                                      1,776,741
                                                                 --------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.8%)
 Analog Devices, Inc.                                   10,523          396,086
 Applied Materials, Inc.                               377,392        7,498,779
 Atmel Corp. (b)                                        38,700          215,172
 Intel Corp.                                           134,041        3,184,814
 Intersil Corp. Class A (a)                             16,804          528,654
 Lam Research Corp. (b)                                 34,306        1,763,328
 Linear Technology Corp. (a)                             7,918          286,473
 Micrel, Inc.                                            6,732           85,631
 National Semiconductor Corp. (a)                       79,586        2,249,896
 Novellus Systems, Inc. (a)(b)                          35,274        1,000,723
 NVIDIA Corp. (b)                                       10,911          450,733

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                         SHARES            VALUE
 COMMON STOCKS (CONTINUED)
 -------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
 Semtech Corp. (a)(b)                                     8,306   $      143,943
 Teradyne, Inc. (a)(b)                                   53,219          935,590
 Xilinx, Inc.                                            14,375          384,819
                                                                  --------------
                                                                      19,124,641
                                                                  --------------
 SOFTWARE (3.4%)
 BMC Software, Inc. (b)                                  57,330        1,737,099
 CA, Inc.                                               115,562        2,984,966
 Cadence Design Systems, Inc. (b)                        52,105        1,144,226
 Compuware Corp. (b)                                     90,002        1,067,424
 Fair Isaac Corp.                                        12,574          504,469
 Intuit, Inc. (b)                                        42,822        1,288,086
 McAfee, Inc. (b)                                         9,788          344,538
VMicrosoft Corp.                                        674,993       19,892,044
 Novell, Inc. (b)                                        95,869          746,820
 Sybase, Inc. (b)                                        22,244          531,409
 Symantec Corp. (b)                                     259,019        5,232,184
 Synopsys, Inc. (b)                                      35,142          928,803
 Wind River Systems, Inc. (b)                             7,009           77,099
                                                                  --------------
                                                                      36,479,167
                                                                  --------------
 SPECIALTY RETAIL (1.5%)
 Aeropostale, Inc. (b)                                   11,266          469,567
 American Eagle Outfitters, Inc.                         48,675        1,249,001
 AnnTaylor Stores Corp. (b)                              10,823          383,351
 AutoZone, Inc. (b)                                      13,884        1,896,832
 Barnes & Noble, Inc.                                     4,672          179,732
 Charming Shoppes, Inc. (b)                              15,138          163,945
 Circuit City Stores, Inc. (a)                           17,666          266,403
 GameStop Corp. Class A (b)                              23,114          903,757
 Gap, Inc. (The)                                        113,656        2,170,830
 OfficeMax, Inc.                                          6,903          271,288
 Pacific Sunwear of California, Inc. (b)                  4,295           94,490
 Payless ShoeSource, Inc. (b)                            12,353          389,737
 RadioShack Corp. (a)                                    38,200        1,265,948
 Ross Stores, Inc.                                       21,695          668,206
 Sherwin-Williams Co. (The)                              26,107        1,735,332
 TJX Cos., Inc.                                         127,913        3,517,608
                                                                  --------------
                                                                      15,626,027
                                                                  --------------
 TEXTILES, APPAREL & LUXURY GOODS (0.5%)
 Hanesbrands, Inc. (b)                                    6,003          162,261
 Jones Apparel Group, Inc.                               13,537          382,420
 NIKE, Inc. Class B                                      45,891        2,674,985
 Phillips-Van Heusen Corp.                                8,471          513,088
 Polo Ralph Lauren Corp.                                 17,188        1,686,315
                                                                  --------------
                                                                       5,419,069
                                                                  --------------
 THRIFTS & MORTGAGE FINANCE (0.5%)
 Fannie Mae                                               9,292          607,046
 First Niagara Financial Group, Inc.                     26,706          349,849


                                                         SHARES            VALUE
 THRIFTS & MORTGAGE FINANCE (CONTINUED)
 Freddie Mac                                             20,084   $    1,219,099
 New York Community Bancorp, Inc. (a)                     8,557          145,640
 Radian Group, Inc.                                      16,036          865,944
 Synergy Financial Group, Inc.                            9,465          126,263
 Washington Mutual, Inc.                                 55,309        2,358,376
                                                                  --------------
                                                                       5,672,217
                                                                  --------------
 TOBACCO (1.9%)
VAltria Group, Inc.                                     256,407       17,984,387
 Reynolds American, Inc. (a)                             10,514          685,513
 Universal Corp.                                          6,288          383,065
 UST, Inc.                                               19,847        1,065,982
                                                                  --------------
                                                                      20,118,947
                                                                  --------------
 TRADING COMPANIES & DISTRIBUTORS (0.0%)++
 United Rentals, Inc. (b)                                 8,271          269,138
 W.W. Grainger, Inc.                                      2,247          209,083
                                                                  --------------
                                                                         478,221
                                                                  --------------
 WIRELESS TELECOMMUNICATION SERVICES (0.5%)
 ALLTEL Corp.                                            10,271          693,806
 Sprint Nextel Corp.                                    215,168        4,456,129
 Telephone and Data Systems, Inc.                         9,179          574,330
                                                                  --------------
                                                                       5,724,265
                                                                  --------------
 Total Common Stocks
  (Cost $922,398,510)                                              1,064,361,818
                                                                  --------------

 INVESTMENT COMPANY (0.9%)
 -------------------------------------------------------------------------------
 S&P 500 Index--SPDR Trust Series 1 (a)(c)               62,303        9,364,141
                                                                  --------------
 Total Investment Company
  (Cost $9,355,385)                                                    9,364,141
                                                                  --------------
                                                     PRINCIPAL
                                                        AMOUNT
SHORT-TERM INVESTMENTS (4.2%)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (1.2%)
Barton Capital LLC
 5.29%, due 7/5/07 (d)                              $1,274,799        1,274,799
Clipper Receivables Corp.
 5.291%, due 7/17/07 (d)                             1,019,839        1,019,839
Commonwealth Bank of Australia (Delaware) Finance,
 Inc.
 5.288%, due 7/20/07 (d)                             2,294,639        2,294,639
Compass Securitization
 5.292%, due 7/3/07 (d)                                254,960          254,960
 5.303%, due 7/13/07 (d)                               764,879          764,879
Falcon Asset Securitization Corp.
 5.303%, due 7/13/07 (d)                               764,879          764,879

 66   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Galaxy Funding, Inc.
 5.276%, due 7/2/07 (d)                             $  757,845   $      757,845
Kitty Hawk Funding Corp.
 5.335%, due 7/30/07 (d)                               509,920          509,920
Lexington Parker Capital Co.
 5.319%, due 7/3/07 (d)                              1,019,839        1,019,839
Old Line Funding LLC
 5.279%, due 7/2/07 (d)                                509,920          509,920
 5.286%, due 7/2/07 (d)                                764,879          764,879
Three Pillars Funding LLC
 5.304%, due 7/16/07 (d)                             1,529,759        1,529,759
Yorktown Capital LLC
 5.295%, due 7/3/07 (d)                                764,879          764,879
 5.303%, due 7/24/07 (d)                               509,920          509,920
                                                                 --------------
Total Commercial Paper
 (Cost $12,740,956)                                                  12,740,956
                                                                 --------------

                                                        SHARES
INVESTMENT COMPANY (0.2%)
BGI Institutional Money Market Fund (d)              2,370,306        2,370,306
                                                                 --------------
Total Investment Company
 (Cost $2,370,306)                                                    2,370,306
                                                                 --------------
                                                     PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENT (0.1%)
Morgan Stanley & Co. 5.48%, dated 6/29/07
 due 7/2/07
 Proceeds at Maturity $1,020,305 (Collateralized
 by various Corporate Bonds,
 with rates between 0.00%-8.40% and maturity dates
 between 8/1/07-12/15/20, with a Principal Amount
 of
 $1,067,945 and a Market Value
 of $1,052,957) (d)                                 $1,019,839        1,019,839
                                                                 --------------
Total Repurchase Agreement
 (Cost $1,019,839)                                                    1,019,839
                                                                 --------------
TIME DEPOSITS (2.7%)
Abbey National PLC
 5.28%, due 7/6/07 (d)                               2,039,679        2,039,679
 5.29%, due 7/2/07 (d)                               1,784,719        1,784,719
Bank of America Corp.
 5.29%, due 8/16/07 (d)(e)                           2,039,678        2,039,678
Barclays
 5.31%, due 8/20/07 (d)                              2,039,678        2,039,678

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
TIME DEPOSITS (CONTINUED)
Calyon
 5.30%, due 8/13/07 (d)                             $2,039,678   $    2,039,678
Canadian Imperial Bank of Commerce
 5.30%, due 7/30/07 (d)                              1,529,759        1,529,759
Credit Suisse First Boston Corp.
 5.29%, due 7/12/07 (d)                              1,529,759        1,529,759
Deutsche Bank AG
 5.28%, due 7/10/07 (d)                              1,784,719        1,784,719
Fortis Bank
 5.30%, due 7/30/07 (d)                              1,019,839        1,019,839
Rabobank Nederland
 5.29%, due 7/18/07 (d)                              1,784,719        1,784,719
Royal Bank of Canada
 5.285%, due 8/3/07 (d)                              3,824,397        3,824,397
Societe Generale North America, Inc.
 5.32%, due 7/2/07 (d)                               3,824,397        3,824,397
SunTrust Banks, Inc.
 5.281%, due 7/2/07 (d)                              1,529,759        1,529,759
UBS AG
 5.277%, due 7/3/07 (d)                              2,039,678        2,039,678
                                                                 --------------
Total Time Deposits
 (Cost $28,810,458)                                                  28,810,458
                                                                 --------------
Total Short-Term Investments
 (Cost $44,941,559)                                                  44,941,559
                                                                 --------------
Total Investments
 (Cost $976,695,454) (f)                                 103.9%   1,118,667,518(g)
Liabilities in Excess of
 Cash and Other Assets                                    (3.9)     (41,767,051)
                                                    ----------   --------------
Net Assets                                               100.0%  $1,076,900,467
                                                    ==========   ==============

++   Less than one-tenth of a percent.
(a)  Represents a security, or a portion thereof, which is out on loan.
(b)  Non-income producing security.
(c)  Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(d)  Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)  Floating rate. Rate shown is the rate in effect at June 30,
     2007.
(f)  The cost for federal income tax purposes is $985,125,441.
(g)  At June 30, 2007 net unrealized appreciation was
     $133,542,077, based on cost for federal income tax purposes.
     This consisted of aggregate gross unrealized appreciation
     for all investments on which there was an excess of market value over cost of $153,706,193 and aggregate gross
     unrealized depreciation for all investments on which there was an excess of cost over market value of $20,164,116.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost
  $976,695,454) including $43,567,930 market
  value of securities loaned                  $1,118,667,518
Cash                                               2,145,702
Receivables:
  Investment securities sold                      50,717,255
  Dividends and interest                           1,231,057
  Fund shares sold                                   831,830
Other assets                                           9,907
                                              --------------
    Total assets                               1,173,603,269
                                              --------------

LIABILITIES:
Securities lending collateral                     44,941,559
Payables:
  Investment securities purchased                 50,713,137
  Fund shares redeemed                               342,389
  Adviser (See Note 3)                               223,316
  Shareholder communication                          215,268
  Administrator (See Note 3)                         178,653
  Professional fees                                   59,073
  NYLIFE Distributors (See Note 3)                    15,941
  Custodian                                           12,030
Accrued expenses                                       1,436
                                              --------------
    Total liabilities                             96,702,802
                                              --------------
Net assets                                    $1,076,900,467
                                              ==============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized:
  Initial Class                               $      378,944
  Service Class                                       29,754
Additional paid-in capital                       787,638,998
Accumulated undistributed net investment
  income                                          19,027,995
Accumulated undistributed net realized gain
  on investments                                 127,852,712
Net unrealized appreciation on investments       141,972,064
                                              --------------
Net assets                                    $1,076,900,467
                                              ==============
INITIAL CLASS
Net assets applicable to outstanding shares   $  998,871,206
                                              ==============
Shares of capital stock outstanding               37,894,370
                                              ==============
Net asset value per share outstanding         $        26.36
                                              ==============
SERVICE CLASS
Net assets applicable to outstanding shares   $   78,029,261
                                              ==============
Shares of capital stock outstanding                2,975,351
                                              ==============
Net asset value per share outstanding         $        26.23
                                              ==============

 68   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 9,031,237
  Interest                                            35,853
  Income from securities loaned--net                  32,699
                                                 ------------
    Total income                                   9,099,789
                                                 ------------
EXPENSES:
  Advisory (See Note 3)                            1,293,452
  Administration (See Note 3)                      1,034,761
  Shareholder communication                          101,600
  Distribution and service--Service Class
    (See Note 3)                                      87,502
  Professional fees                                   72,911
  Custodian                                           38,219
  Directors                                           25,459
  Miscellaneous                                       18,708
                                                 ------------
    Total expenses                                 2,672,612
                                                 ------------
Net investment income                              6,427,177
                                                 ------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments                  60,469,495
Net change in unrealized appreciation on
  investments                                      9,094,987
                                                 ------------
Net realized and unrealized gain on investments   69,564,482
                                                 ------------
Net increase in net assets resulting from
  operations                                     $75,991,659
                                                 ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2007 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2006

                                          2007             2006
INCREASE IN NET ASSETS:
Operations:
 Net investment income          $    6,427,177   $   12,699,321
 Net realized gain on
  investments                       60,469,495       73,415,555
 Net change in unrealized
  appreciation on investments        9,094,987       60,164,819
                                -------------------------------
 Net increase in net assets
  resulting from operations         75,991,659      146,279,695
                                -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Initial Class                            --       (5,180,449)
   Service Class                            --         (257,581)
 From net realized gain on investments:
   Initial Class                            --      (20,476,722)
   Service Class                            --       (1,408,786)
                                -------------------------------
 Total dividends and
  distributions to
  shareholders                              --      (27,323,538)
                                -------------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                    43,687,280      107,290,786
   Service Class                    10,470,440       14,134,600
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions:
   Initial Class                            --       25,657,171
   Service Class                            --        1,666,367
                                -------------------------------
                                    54,157,720      148,748,924
 Cost of shares redeemed:
   Initial Class                   (66,424,099)    (157,581,986)
   Service Class                    (2,623,148)      (4,744,323)
                                -------------------------------
                                   (69,047,247)    (162,326,309)
   Decrease in net assets
    derived from capital share
    transactions                   (14,889,527)     (13,577,385)
                                -------------------------------
   Net increase in net assets       61,102,132      105,378,772

NET ASSETS:
Beginning of period              1,015,798,335      910,419,563
                                -------------------------------
End of period                   $1,076,900,467   $1,015,798,335
                                ===============================
Accumulated undistributed net
 investment income at end of
 period                         $   19,027,995   $   12,600,818
                                ===============================

 70   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                    www.mainstayfunds.com     71

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             INITIAL CLASS
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2007*           2006          2005          2004          2003          2002
Net asset value at beginning of period       $  24.51       $  21.62      $  20.52      $  18.75      $  14.98      $  19.99
                                            ----------      --------      --------      --------      --------      --------
Net investment income                            0.17           0.31(b)       0.33(b)       0.28(c)       0.17(b)       0.16
Net realized and unrealized gain (loss) on
  investments                                    1.68           3.26          1.25          1.77          3.78         (5.01)
                                            ----------      --------      --------      --------      --------      --------
Total from investment operations                 1.85           3.57          1.58          2.05          3.95         (4.85)
                                            ----------      --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                       --          (0.14)        (0.22)        (0.28)        (0.18)        (0.16)
  From net realized gain on investments            --          (0.54)        (0.26)           --            --            --
                                            ----------      --------      --------      --------      --------      --------
Total dividends and distributions                  --          (0.68)        (0.48)        (0.28)        (0.18)        (0.16)
                                            ----------      --------      --------      --------      --------      --------
Net asset value at end of period             $  26.36       $  24.51      $  21.62      $  20.52      $  18.75      $  14.98
                                            ==========      ========      ========      ========      ========      ========
Total investment return                          7.56%(e)      16.47%         7.70%(d)     10.90%        26.37%       (24.25%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.26%+         1.35%         1.58%         1.44%(c)      1.05%         0.89%
  Net expenses                                   0.50%+         0.52%         0.30%         0.53%         0.52%         0.51%
  Expenses (before reimbursement)                0.50%+         0.52%         0.50%         0.53%         0.52%         0.51%
Portfolio turnover rate                            48%            90%           83%          151%           72%          120%
Net assets at end of period (in 000's)       $998,871       $950,660      $863,109      $923,660      $864,373      $731,686

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Included in net investment income per share and the ratio of net investment income to average net assets are $0.03 per share and 0.27%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(d)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     7.49% and 7.22% for the Initial Class and Service Class, respectively, for the year ended
     December 31, 2005.
(e)  Total return is not annualized.
(f)  Represents income earned for the year by the Initial Class share less service fee of
     0.25%.
+    Annualized.
*    Unaudited.

 72   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                           SERVICE CLASS
    --------------------------------------------------------------------------------------------
                                                                                    JUNE 5,
       SIX MONTHS                                                                   2003(A)
         ENDED                                                                      THROUGH
        JUNE 30,                      YEAR ENDED DECEMBER 31,                     DECEMBER 31,
         2007*               2006               2005               2004               2003
        $ 24.41            $ 21.56            $ 20.49            $ 18.74            $ 16.45
    ----------------   ----------------   ----------------   ----------------   ----------------
           0.11               0.25(b)            0.28(b)            0.24(c)            0.07(b)
           1.71               3.24               1.23               1.75               2.38
    ----------------   ----------------   ----------------   ----------------   ----------------
           1.82               3.49               1.51               1.99               2.45
    ----------------   ----------------   ----------------   ----------------   ----------------
             --              (0.10)             (0.18)             (0.24)             (0.16)
             --              (0.54)             (0.26)                --                 --
    ----------------   ----------------   ----------------   ----------------   ----------------
             --              (0.64)             (0.44)             (0.24)             (0.16)
    ----------------   ----------------   ----------------   ----------------   ----------------
        $ 26.23            $ 24.41            $ 21.56            $ 20.49            $ 18.74
    ================   ================   ================   ================   ================
           7.43%(e)          16.18%              7.39%(d)          10.62%             14.93%(e)
           1.01%+             1.11%              1.33%              1.19%(c)           0.80%+(f)
           0.75%+             0.77%              0.55%              0.78%              0.77%+
           0.75%+             0.77%              0.75%              0.78%              0.77%+
             48%                90%                83%               151%                72%
        $78,029            $65,138            $47,311            $33,013            $10,146

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company and is comprised of twenty-five Portfolios. These financial statements relate solely to the Cash Management Portfolio, which commenced operations on January 29, 1993, and Bond and Common Stock Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") and are separate Portfolios of the Fund. Shares of the Portfolios are currently offered to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, New York Life Insurance and Annuity Corporation's MFA Separate Account-I, MFA Separate Account-II and VLI Separate Account (collectively "Separate Accounts"). The MFA Separate Accounts are used to fund multi-funded retirement annuity contracts and the VLI Separate Account is used to fund variable life insurance policies issued by NYLIAC.

On May 13, 2003, the Fund's Board of Directors adopted a Multiple Class Plan under which the existing shares of each of the Fund's Portfolios, except the Cash Management Portfolio, were re-classified as Initial Class shares, and a second class of shares, the Service Class, was established. The classes differ in that, pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, Service Class shares pay a combined distribution and service fee of 0.25% of average daily net assets to the Distributor of its shares. Contract owners of variable annuity contracts purchased after June 2, 2003 are permitted to invest only in the Service Class shares. The Bond and Common Stock Portfolios Service Class commenced operations on June 4, 2003 and June 5, 2003, respectively.

The investment objectives for each of the Portfolios of the Fund are as follows:

BOND: to seek the highest income over the long term consistent with preservation of principal.

CASH MANAGEMENT: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

COMMON STOCK: to seek long-term growth of capital, with income as a secondary consideration.

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles and follows the significant accounting policies described below:

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Portfolio's Manager, in consultation with a Portfolio's subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio's Manager, in consultation with a Portfolio's subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange. Investments in underlying portfolios are valued at their net asset value at the close of business each day.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Investments in money market funds are valued daily at their NAV. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Each Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for all Portfolios are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of each Portfolio are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(C) REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements to earn income. The

 74   MainStay VP Series Fund, Inc.

Portfolios may enter into repurchase agreements only with financial institutions that are deemed by the Adviser or Subadvisor to be creditworthy, pursuant to guidelines established by the Portfolios' Board of Directors. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Portfolio to the seller secured by the securities transferred to the Portfolio. When a Portfolio invests in repurchase agreements, the Portfolio's custodian takes possession of the collateral pledged for investments in the repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to evaluate whether the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(D) MORTGAGE DOLLAR ROLLS. Certain Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Portfolios maintain liquid assets from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(E) SECURITIES LENDING. In order to realize additional income a portfolio may, from time to time, lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Portfolios. (See Note 5 on page 77.)

(F) FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income or excise tax provision is required. By doing so, the portfolio will be relieved from all or substantially all of federal and state income and excise taxes.

Investment income received by the Portfolio from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For the Cash Management Portfolio dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains at least once per year. All dividends and distributions are reinvested in shares of the Portfolio, at net asset value, unless the shareholders elects otherwise. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles in the United States of America.

(H) EXPENSES. Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expense can be made. Expenses (other than expenses incurred under the Distribution and Service Plan, which are charged directly to the Service Class) are allocated to separate classes of shares based upon their relative net assets on the date the expenses are accrued. The expenses borne by each Portfolio, including those of related parties to the Portfolio, are shown on each Portfolio's Statement of Operations.

(I) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets & liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                    www.mainstayfunds.com     75

(J) INDEMNIFICATIONS. In the normal course of business the Portfolios enter into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Portfolios.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) INVESTMENT ADVISORY, SUBADVISORY AND ADMINISTRATION FEES. New York Life Investment Management LLC ("NYLIM"), a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as investment adviser to the Fund under an Investment Advisory Agreement. Bond and Common Stock Portfolios are managed by NYLIM. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Cash Management Portfolio, under a Subadvisory Agreement with NYLIM.

NYLIM also serves as administrator for the Fund. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Portfolios. These administrative services are provided by the Portfolios pursuant to separate Administration Agreements. Each of the Portfolios pays NYLIM a monthly fee for administrative services performed and the facilities furnished by NYLIM, at an annual rate of 0.20% of the average daily net assets of each Portfolio.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Portfolios pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolio's respective net asset values, and assisting NYLIM in conducting various aspects of the Portfolios' administrative operations. For providing these services to the Portfolios, IBT is compensated by NYLIM. Effective July 2, 2007, the parent company of IBT was acquired by State Street Bank and Trust Company.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual percentage of the average daily net assets of each Portfolio as follows:

                                 ADVISER   ADMINISTRATOR
Bond Portfolio                    0.25%        0.20%
--------------------------------------------------------
Cash Management Portfolio         0.25%(a)     0.20%
--------------------------------------------------------
Common Stock Portfolio            0.25%        0.20%
--------------------------------------------------------

(a) On assets up to $500 million and 0.20% on assets in excess of $500 million.

Pursuant to the terms of the Subadvisory Agreement between NYLIM and MacKay Shields, NYLIM pays MacKay Shields a monthly fee from its management fee.

(B) DISTRIBUTOR. NYLIFE Distributors LLC ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as distributor (the "Distributor") to the Service Class shares of all Portfolios offering such shares, pursuant to a Distribution and Service Agreement.

(C) DISTRIBUTION AND SERVICE FEES. With respect to the Service Class shares of all Portfolios, except the Cash Management Portfolio, the Fund has adopted a Distribution and Service Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Portfolio.

(D) INDEPENDENT DIRECTORS FEES. Effective June 7, 2007, the Independent Directors were paid an annual retainer of $100,000, $15,000 for each meeting attended, and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Chairman of the Board of Directors also receives an additional retainer of $30,000 and the Audit Committee Chair receives an additional annual retainer of $15,000. Also, for additional services in connection with the consolidation of the membership of the Boards of Trustees/Directors of the Portfolios, The MainStay Funds, Eclipse Funds Inc., Eclipse Funds and ICAP Funds, Inc., the Independent Directors will receive a retainer of $30,000 to be paid on a quarterly, pro-rated basis over the fiscal periods ended December 31, 2007 and 2008. The Portfolios paid their pro rata share of the above-referenced fees based on the net assets of the Portfolios and those of Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and ICAP Funds, Inc., registered investment companies also overseen by the Independent Directors. Prior to June 7, 2007, Independent Directors were paid an annual retainer of $35,000, $4,000 per day for each Board meeting attended, $2,000 for each Audit Committee meeting attended and $1,500 for each Valuation and Nominating and Governance Committee meeting attended, plus reimbursement for travel

 76   MainStay VP Series Fund, Inc.

and other out-of-pocket expenses. The Chairman of the Board of Directors received an additional retainer of $1,000 per month (January 1, 2007 through June 30, 2007), and the Audit Committee Chair received an additional annual retainer of $12,000, and each member of the Audit Committee received an annual retainer of $3,000.
(E) OTHER. Fees for the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are charged to the Portfolios in proportion to the net assets of the respective Portfolio. For the six months ended June 30, 2007 these fees, which are included in Professional fees shown on the Statement of Operations, are as follows:

Bond Portfolio                                       $10,298
------------------------------------------------------------
Cash Management Portfolio                              7,745
------------------------------------------------------------
Common Stock Portfolio                                19,706
------------------------------------------------------------

NOTE 4--FEDERAL INCOME TAX:

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended December 31, 2006 represents tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Portfolios for which the tax components of the distributions are shown below.

                                                 2006
                                ---------------------------------------
                                         TAX-BASED            TAX-BASED
                                DISTRIBUTIONS FROM   DISTRIBUTIONS FROM
                                   ORDINARY INCOME      LONG-TERM GAINS
Cash Management Portfolio       $       15,352,470   $            4,916
-----------------------------------------------------------------------

At December 31, 2006, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Bond Portfolio and the Cash Management Portfolio through the years indicated. To the extent that the loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, the Bond Portfolio and the Cash Management Portfolio intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose after October 31, 2006 as if they arose on January 1, 2007.

                                     CAPITAL LOSS
                                        AVAILABLE    AMOUNT
                                          THROUGH   (000'S)
Bond Portfolio                               2013   $1,692
                                             2014    2,729
-----------------------------------------------------------
                                                    $4,421
-----------------------------------------------------------
Cash Management                              2014   $    5
-----------------------------------------------------------
                                                    $    5
-----------------------------------------------------------

NOTE 5--PORTFOLIO SECURITIES LOANED:

As of June 30, 2007, the following Portfolios had securities on loan and received collateral as follows:

                                 MARKET VALUE
                                OF SECURITIES          CASH
PORTFOLIO                             ON LOAN    COLLATERAL
Bond Portfolio                  $ 28,573,575    $29,246,526
-----------------------------------------------------------
Common Stock                      43,567,930     44,941,559
-----------------------------------------------------------

The cash collateral received for securities on loan was used to purchase highly liquid short-term investments in accordance with the securities lending procedures of the Portfolios. Securities purchased with collateral received are valued at amortized cost which approximates market value.

NOTE 6--LINE OF CREDIT:

Bond and Common Stock Portfolios, along with the other Portfolios of the Fund, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios paid a commitment fee, at an annual rate of 0.060% of the average commitment amount, regardless of usage, to the Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on this line of credit during the six months ended June 30, 2007.

NOTE 7--OTHER MATTERS:

NYLIM and mutual funds that NYLIM advises have received requests for information from various government authorities and regulatory bodies regarding market timing, late trading, operations, fees, expenses, and other matters. NYLIM and the funds it advises have cooperated fully and completed responding to these requests. To date, substantially all of the costs associated with these and other regulatory matters have been borne by NYLIM. Except as described below, neither NYLIM nor the funds advised by it have any reason to believe that they have been targeted as the subject of any governmental or regulatory enforcement action.

In a separate matter, the Securities and Exchange Commission has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund, as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the Securities and Exchange Commission concerning a possible resolution of this matter. There can be no assurance at this time as to the outcome of these efforts.

The MainStay Equity Index Fund is not a portfolio of the MainStay VP Series Fund, Inc.

                                                    www.mainstayfunds.com     77

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended June 30, 2007, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                                   BOND PORTFOLIO             COMMON STOCK PORTFOLIO
                                                              ------------------------       ------------------------
                                                              PURCHASES          SALES       PURCHASES          SALES
U.S. Government Securities                                    $ 342,611       $349,068       $      --       $     --
---------------------------------------------------------------------------------------------------------------------
All others                                                      173,551        136,243         495,828        504,710
---------------------------------------------------------------------------------------------------------------------
Total                                                         $ 516,162       $485,311       $ 495,828       $504,710
---------------------------------------------------------------------------------------------------------------------

NOTE 9--CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

                                                BOND PORTFOLIO                CASH MANAGEMENT PORTFOLIO
                                     -------------------------------------   ---------------------------
                                     INITIAL   SERVICE   INITIAL   SERVICE
                                       CLASS     CLASS     CLASS     CLASS          INITIAL CLASS
                                     -------   -------   -------   -------   ---------------------------
                                            SIX MONTHS                         SIX MONTHS
                                                 ENDED          YEAR ENDED          ENDED     YEAR ENDED
                                              JUNE 30,        DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                 2007*                2006          2007*           2006
Shares sold                           4,472      1,080    7,705      1,441        270,237        438,357
                                     -------------------------------------------------------------------
Shares issued in reinvestment of
 dividends and distributions             --         --      353         75          9,396         15,358
                                     -------------------------------------------------------------------
                                      4,472      1,080    8,058      1,516        279,633        453,715
                                     -------------------------------------------------------------------
Share redeemed                       (2,177)      (391)  (6,594)      (778)      (200,254)      (408,853)
                                     -------------------------------------------------------------------
Net increase (decrease)               2,295        689    1,464        738         79,379         44,862
                                     -------------------------------------------------------------------

                                            COMMON STOCK PORTFOLIO
                                     -------------------------------------
                                     INITIAL   SERVICE   INITIAL   SERVICE
                                       CLASS     CLASS     CLASS     CLASS
                                     -------   -------   -------   -------
                                            SIX MONTHS
                                                 ENDED          YEAR ENDED
                                              JUNE 30,        DECEMBER 31,
                                                 2007*                2006
Shares sold                           1,719        411    4,682        614
                                     -------------------------------------
Shares issued in reinvestment of
 dividends and distributions             --         --    1,042         68
                                     -------------------------------------
                                      1,719        411    5,724        682
                                     -------------------------------------
Share redeemed                       (2,619)      (104)  (6,847)      (208)
                                     -------------------------------------
Net increase (decrease)                (900)       307   (1,123)       474
                                     -------------------------------------

* Unaudited.

NOTE 10--CONTRACTUAL OBLIGATIONS:

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11--NEW ACCOUNTING PRONOUNCEMENT:

"In July 2006, the Financial Accounting Standards Board (the "FASB") issued interpretation No. 48, "Accounting for Uncertainty in Income Taxes" an Interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation establishes for all entitles, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years a of the date of effectiveness. Based on Management's analysis, the determination has been made that the adoption of the interpretation did not have an impact to the Fund's financial statements upon adoption. Management continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, on going analyses of tax laws, regulations and interpretations, thereof."

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of "fair value", sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

NOTE 12--SUBSEQUENT EVENT:

Effective July 2, 2007, the parent company of IBT was acquired by State Street Bank and Trust Company.

 78   MainStay VP Series Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that New York Life Investment Management LLC (NYLIM) uses to vote proxies related to the Portfolios' securities is available without charge, upon request, (i) by calling 1-800-598-2019 and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC the proxy voting records for each Portfolio for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Portfolio proxy voting record is available free of charge upon request by calling 1-800-598-2019 or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Portfolio is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Portfolio's Forms N-Q will be available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-598-2019. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

                                                    www.mainstayfunds.com     79

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of MainStay VP Series Fund, Inc. (the "Fund"), was held on Friday, May 4, 2007 at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The purpose of the meeting was to present the following proposal for shareholder consideration:

To elect the following individuals to the Board of Directors of the Fund:

    a. Susan B. Kerley

    b. Alan R. Latshaw

    c. Peter Meenan

    d. Richard H. Nolan, Jr.

    e. Richard S. Trutanic

    f. Roman L. Weil

    g. John A. Weisser, Jr.

    h. Brian A. Murdock (Interested Director)

The proposal was discussed in detail in the proxy statement. No other business came before the special meeting. The proposal was passed by the shareholders of the Fund as shown below.

                                                            VOTES           VOTES
BOND PORTFOLIO                                VOTES FOR   AGAINST        WITHHELD             TOTAL
a. Susan B. Kerley                       37,327,873.512      0        851,269.672    38,179,143.184
---------------------------------------------------------------------------------------------------
b. Alan R. Latshaw                       37,328,156.548      0        850,986.636    38,179,143.184
---------------------------------------------------------------------------------------------------
c. Peter Meenan                          37,267,297.747      0        911,845.437    38,179,143.184
---------------------------------------------------------------------------------------------------
d. Richard H. Nolan, Jr.                 37,309,538.534      0        869,604.650    38,179,143.184
---------------------------------------------------------------------------------------------------
e. Richard S. Trutanic                   37,289,717.487      0        889,425.697    38,179,143.184
---------------------------------------------------------------------------------------------------
e. Roman L. Weil                         37,247,533.704      0        931.609.480    38,179,143.184
---------------------------------------------------------------------------------------------------
f. John A. Weisser, Jr.                  37,295,425.887      0        883,717,297    38,179,143.184
---------------------------------------------------------------------------------------------------
g. Brian A. Murdock                      37,309,155.649      0        869,987.535    38,179,143.184
---------------------------------------------------------------------------------------------------
                                                          VOTES      VOTES
CASH MANAGEMENT PORTFOLIO               VOTES FOR         AGAINST   WITHHELD           TOTAL
a. Susan B. Kerley                      367,922,870.495      0      12,403,327.635  380,326,198.130
---------------------------------------------------------------------------------------------------
b. Alan R. Latshaw                      368,216,620.379      0      12,109,577.751  380,326,198.130
---------------------------------------------------------------------------------------------------
c. Peter Meenan                         368,655,436.348      0      11,670,761.782  380,326,198.130
---------------------------------------------------------------------------------------------------
d. Richard H. Nolan, Jr.                369,786,506.329      0      10,539,691.801  380,326,198.130
---------------------------------------------------------------------------------------------------
e. Richard S. Trutanic                  369,920,977.357      0      10,405,220.773  380,326,198.130
---------------------------------------------------------------------------------------------------
e. Roman L. Weil                        369,649,495.817      0      10,676,702.313  380,326,198.130
---------------------------------------------------------------------------------------------------
f. John A. Weisser, Jr.                 369,479,619.114      0      10,846,759.016  380,326,198.130
---------------------------------------------------------------------------------------------------
g. Brian A. Murdock                     368,417,785.035      0      11,908,413.095  380,326,198.130
---------------------------------------------------------------------------------------------------

 80   MainStay VP Series Fund, Inc.

                                                            VOTES           VOTES
COMMON STOCK PORTFOLIO                        VOTES FOR   AGAINST        WITHHELD             TOTAL
a. Susan B. Kerley                       39,944,176.322      0      1,120,381.466    41,064,557.788
---------------------------------------------------------------------------------------------------
b. Alan R. Latshaw                       39,920,583.566      0      1,143,974.222    41,064,557.788
---------------------------------------------------------------------------------------------------
c. Peter Meenan                          39,917,846.944      0      1,146,710.844    41,064,557.788
---------------------------------------------------------------------------------------------------
d. Richard H. Nolan, Jr.                 39,871,881.375      0      1,192,676.413    41,064,557.788
---------------------------------------------------------------------------------------------------
e. Richard S. Trutanic                   39,936,090.333      0      1,128,467.455    41,064,557.788
---------------------------------------------------------------------------------------------------
e. Roman L. Weil                         39,871,912.008      0      1,192,645.780    41,064,557.788
---------------------------------------------------------------------------------------------------
f. John A. Weisser, Jr.                  39,861,568.975      0      1,202,988.813    41,064,557.788
---------------------------------------------------------------------------------------------------
g. Brian A. Murdock                      39,873,160.068      0      1,191,397.720    41,064,557.788
---------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     81

DIRECTORS AND OFFICERS (UNAUDITED)

The Directors oversee the Fund, the Manager and the Subadvisors. Pursuant to notice, a Special Meeting of Shareholders of MainStay VP Series Fund, Inc. (the "Fund") was held on May 4, 2007, at the offices of New York Life Investment Management LLC in Parsippany, New Jersey. The Directors listed below were elected to serve the Fund effective June 7, 2007.

Each Director serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Director shall render his or her resignation upon reaching age 72. A Director reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee, except that no Director shall serve on the Board past his or her 75th birthday. Officers serve a term of one year and are elected annually by the Directors. The business address of each Director and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statements of Additional Information applicable to the Fund include additional information about the Directors and are available without charge upon request by calling toll-free 1-800-598-2019.

                                                                                         NUMBER OF
                          TERM OF OFFICE,                                                PORTFOLIOS IN
                          POSITIONS HELD WITH                                            FUND COMPLEX   OTHER
        NAME AND          THE FUND AND         PRINCIPAL OCCUPATION(S)                   OVERSEEN       DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE    DURING PAST FIVE YEARS                    BY DIRECTOR    HELD BY DIRECTOR
        ----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*
        BRIAN A. MURDOCK  Indefinite;          Member of the Board of Managers and            73        Trustee, Eclipse Funds since
        3/14/56           Director and Chief   President (since 2004), and Chief                        June 2007, (3 funds);
                          Executive Officer    Executive Officer (since 2006), New York                 Director, Eclipse Funds Inc.
                          since 2006;          Life Investment Management LLC and New                   since June 2007 (23 funds);
                          Chairman (2006 to    York Life Investment Management Holdings                 Trustee, The MainStay Funds
                          2007)                LLC; Senior Vice President, New York                     since 2006 (19 funds);
                                               Life Insurance Company (since 2004);                     Director, ICAP Funds, Inc.
                                               Chairman of the Board and President,                     since 2006 (3 funds).
                                               NYLIFE Distributors LLC and NYLCAP
                                               Manager LLC (since 2004) and
                                               Institutional Capital LLC (since 2006);
                                               Chief Executive Officer, Eclipse Funds
                                               and Eclipse Funds Inc. (since 2006);
                                               Chairman (2006 to 2007) and Trustee and
                                               Chief Executive Officer (since 2006),
                                               The MainStay Funds; Director and Chief
                                               Executive Officer, ICAP Funds, Inc.,
                                               (since 2006); Chief Investment Officer,
                                               MLIM Europe and Asia (2001 to 2003);
                                               President of Merrill Japan and Chairman
                                               of MLIM's Pacific Region (1999 to 2001).
        ----------------------------------------------------------------------------------------------------------------------------

      * This Director is considered to be an "interested person" of the Fund within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Institutional Capital LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, ICAP Funds, Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years." All Directors not considered "interested persons" may be referred to as "Non-Interested Directors."

 82   MainStay VP Series Fund, Inc.

                                                                                         NUMBER OF
                          TERM OF OFFICE,                                                PORTFOLIOS IN
                          POSITIONS HELD WITH                                            FUND COMPLEX   OTHER
        NAME AND          THE FUND AND           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY    DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE      DURING PAST FIVE YEARS                  DIRECTOR       HELD BY DIRECTOR
        ----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
        SUSAN B. KERLEY   Indefinite;            Partner, Strategic Management Advisors       73        Chairman since 2005 and
        8/12/51           Chairman and Director  LLC (since 1990).                                      Trustee since 2000, Eclipse
                          since June 2007                                                               Funds (3 funds); Chairman
                                                                                                        since 2005 and Director
                                                                                                        since 1990, Eclipse Funds
                                                                                                        Inc. (23 funds); Chairman
                                                                                                        and Director, ICAP Funds,
                                                                                                        Inc., since 2006 (3 funds);
                                                                                                        Chairman and Trustee, The
                                                                                                        MainStay Funds since June
                                                                                                        2007 (19 funds); Trustee,
                                                                                                        Legg Mason Partners Funds,
                                                                                                        Inc., since 1991 (30
                                                                                                        portfolios).
        ----------------------------------------------------------------------------------------------------------------------------
        ALAN R. LATSHAW   Indefinite;            Retired; Partner, Ernst & Young LLP          73        Trustee, Eclipse Funds since
        3/27/51           Director and Audit     (2002 to 2003); Partner, Arthur                        June 2007 (3 funds);
                          Committee Financial    Andersen LLP (1976 to 2002);                           Director, Eclipse Funds Inc.
                          Expert since June      Consultant to the MainStay Funds Audit                 since June 2007 (23 funds);
                          2007                   and Compliance Committee (2004 to                      Director, ICAP Funds, Inc.,
                                                 2006).                                                 since June 2007 (3 funds);
                                                                                                        Trustee and Audit Committee
                                                                                                        Financial Expert, The
                                                                                                        MainStay Funds since 2006
                                                                                                        (19 funds); Trustee, State
                                                                                                        Farm Associates Funds Trusts
                                                                                                        since 2005 (3 portfolios);
                                                                                                        Trustee, State Farm Mutual
                                                                                                        Fund Trust since 2005 (15
                                                                                                        portfolios); Trustee, State
                                                                                                        Farm Variable Product Trust
                                                                                                        since 2005 (9 portfolios);
                                                                                                        Trustee, Utopia Funds since
                                                                                                        2005 (4 portfolios).
        ----------------------------------------------------------------------------------------------------------------------------
        PETER MEENAN      Indefinite; Director   Independent Consultant; President and        73        Trustee, Eclipse Funds since
        12/5/41           since June 2007        Chief Executive Officer,                               2002 (3 funds); Director,
                                                 Babson-United, Inc. (financial                         Eclipse Funds Inc. since
                                                 services firm) (2000 to 2004);                         2002 (23 funds); Director,
                                                 Independent Consultant (1999 to 2000);                 ICAP Funds, Inc., since 2006
                                                 Head of Global Funds. Citicorp (1995                   (3 funds); Trustee, The
                                                 to 1999).                                              MainStay Funds since June
                                                                                                        2007 (19 funds).
        ----------------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Indefinite; Director   Managing Director, ICC Capital               73        Trustee, Eclipse Funds since
        NOLAN, JR.        since 2006             Management; President--                                June 2007 (3 funds);
        11/16/46                                 Shields/Alliance, Alliance Capital                     Director, Eclipse Funds Inc.
                                                 Management (1994 to 2004).                             since June 2007 (23 funds);
                                                                                                        Director, ICAP Funds, Inc.,
                                                                                                        since June 2007 (3 funds);
                                                                                                        Trustee, The MainStay Funds
                                                                                                        since 2007 (19 funds).
        ----------------------------------------------------------------------------------------------------------------------------
        RICHARD S.        Indefinite; Director   Chairman (since 1990) and Chief              73        Trustee, Eclipse Funds since
        TRUTANIC          since June 2007        Executive Office (1990 to 1999),                       June 2007 (3 funds);
        2/13/52                                  Somerset Group (financial advisory                     Director, Eclipse Funds Inc.
                                                 firm); Managing Director and Advisor,                  since June 2007 (23 funds);
                                                 The Carlyle Group (private investment                  Director, ICAP Funds, Inc.,
                                                 firm) (2002 to 2004); Senior Managing                  since June 2007 (3 funds);
                                                 Director and Partner, Groupe Arnault                   Trustee, The MainStay Funds
                                                 S.A. (private investment firm) (1999                   since 1994 (19 funds).
                                                 to 2002).
        ----------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     83

                                                                                         NUMBER OF
                          TERM OF OFFICE,                                                PORTFOLIOS IN
                          POSITIONS HELD WITH                                            FUND COMPLEX   OTHER
        NAME AND          THE FUND AND           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY    DIRECTORSHIPS
        DATE OF BIRTH     LENGTH OF SERVICE      DURING PAST FIVE YEARS                  DIRECTOR       HELD BY DIRECTOR
        ----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
        ROMAN L. WEIL     Indefinite; Director   V. Duane Rath Professor of Accounting,       73        Trustee, Eclipse Funds since
        5/22/40           since 1994 and Audit   Graduate School of Business,                           June 2007 (3 funds);
                          Committee Financial    University of Chicago; President,                      Director, Eclipse Funds Inc.
                          Expert since 2003      Roman L. Weil Associates, Inc.                         since June 2007 (23 funds);
                                                 (consulting firm).                                     Director, ICAP Funds, Inc.,
                                                                                                        since June 2007 (3 funds);
                                                                                                        Trustee, The MainStay Funds
                                                                                                        since June 2007 (19 funds).
        ----------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER,  Indefinite; Director   Retired. Managing Director of Salomon        73        Trustee, Eclipse Funds since
        JR.               since 1997             Brothers, Inc. (1971 to 1995).                         June 2007 (3 funds);
        10/22/41                                                                                        Director, Eclipse Funds Inc.
                                                                                                        since 2007 (23 funds);
                                                                                                        Director, ICAP Funds, Inc.,
                                                                                                        since June 2007 (3 funds);
                                                                                                        Trustee, The MainStay Funds
                                                                                                        since 2007 (19 funds);
                                                                                                        Trustee, Direxion Funds (57
                                                                                                        funds) and Direxion
                                                                                                        Insurance Trust (45 funds)
                                                                                                        since March 2007.
        ----------------------------------------------------------------------------------------------------------------------------

     Jill Feinberg, Daniel Herrick and Raymond Stickel, Jr., resigned from the Board effective June 7, 2007.

                          POSITION(S) HELD WITH
        NAME AND          THE FUND AND
        DATE OF BIRTH     LENGTH OF SERVICE      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
        ----------------------------------------------------------------------------------------------------------------------------
OFFICERS
        ROBERT A.         Chief Legal Officer    Senior Managing Director, General Counsel and Secretary, New York Life Investment
        ANSELMI           since 2004             Management LLC (including predecessor advisory organizations) (since 2000);
        10/19/46                                 Secretary (since 2001) and General Counsel (since 2005), New York Life Investment
                                                 Management Holdings LLC; Senior Vice President, New York Life Insurance Company
                                                 (since 2000); Vice President and Secretary, McMorgan & Company LLC (since 2002);
                                                 Secretary, NYLIM Service Company LLC, NYLCAP Manager LLC, Madison Capital Funding
                                                 LLC and Institutional Capital LLC (since 2006); Chief Legal Officer, Eclipse Funds,
                                                 Eclipse Funds Inc. and The MainStay Funds (since 2004), McMorgan Funds (since 2005)
                                                 and ICAP Funds, Inc. (since 2006); Managing Director and Senior Counsel, Lehman
                                                 Brothers Inc. (1998 to 1999); General Counsel and Managing Director, JP Morgan
                                                 Investment Management Inc. (1986 to 1998).
        ----------------------------------------------------------------------------------------------------------------------------
        JACK BENINTENDE   Treasurer and          Managing Director, New York Life Investment Management LLC (since June 2007);
        5/12/64           Principal Financial    Treasurer and Principal Financial and Accounting Officer, Eclipse Funds, Eclipse
                          and Accounting         Funds Inc., The MainStay Funds and ICAP Funds, Inc. (since June 2007); Vice
                          Officer since June     President, Prudential Investments (2000 to 2007); Assistant Treasurer,
                          2007                   JennisonDryden Family of Funds, Target Portfolio Trust, The Prudential Series Fund
                                                 and American Skandia Trust (2006 to 2007); Treasurer and Principal Financial
                                                 Officer, The Greater China Fund (2007).
        ----------------------------------------------------------------------------------------------------------------------------
        STEPHEN P.        President since March  Senior Managing Director and Chief Marketing Officer, New York Life Investment
        FISHER            2007                   Management LLC (since 2005); Managing Director--Retail Marketing, New York Life
        2/22/59                                  Investment Management LLC (2003 to 2005); President, Eclipse Funds, Eclipse Funds
                                                 Inc., The MainStay Funds and ICAP Funds, Inc. (since March 2007); Managing
                                                 Director, UBS Global Asset Management (1999 to 2003).
        ----------------------------------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--       Director, New York Life Investment Management LLC (including predecessor advisory
        HARRINGTON        Administration since   organizations) (since 2000); Executive Vice President, New York Life Trust Company
        2/8/59            2005                   and New York Life Trust Company, FSB (since 2006); Vice President--Administration,
                                                 Eclipse Funds, Eclipse Funds Inc. and The MainStay Funds (since 2005) and ICAP
                                                 Funds, Inc. (since 2006).
        ----------------------------------------------------------------------------------------------------------------------------

 84   MainStay VP Series Fund, Inc.

                           POSITION(S) HELD WITH
         NAME AND          THE FUND AND
         DATE OF BIRTH     LENGTH OF SERVICE      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
         --------------------------------------------------------------------------------------------------------
OFFICERS
         ALISON H.         Senior Vice President  Senior Managing Director and Chief Compliance Officer (since
         MICUCCI           and Chief Compliance   2006) and Managing Director and Chief Compliance Officer (2003
         12/16/65          Officer since 2006     to 2006), New York Life Investment Management LLC and New York
                                                  Life Investment Management Holdings LLC; Senior Managing
                                                  Director, Compliance (since 2006) and Managing Director,
                                                  Compliance (2003 to 2006), NYLIFE Distributors LLC; Chief
                                                  Compliance Officer, NYLCAP Manager LLC; Senior Vice President
                                                  and Chief Compliance Officer, Eclipse Funds, Eclipse Funds
                                                  Inc., The MainStay Funds and ICAP Funds, Inc. (since 2006);
                                                  Vice President--Compliance, Eclipse Funds, Eclipse Funds Inc.
                                                  and The MainStay Funds. (2004 to 2006); Deputy Chief Compliance
                                                  Officer, New York Life Investment Management LLC (2002 to
                                                  2003); Vice President and Compliance Officer, Goldman Sachs
                                                  Asset Management (1999 to 2002).
         --------------------------------------------------------------------------------------------------------
                                                  Managing Director and Associate General Counsel, New York Life
         MARGUERITE E.H.   Secretary since 2004   Investment Management LLC (since 2004); Managing Director and
         MORRISON                                 Secretary, NYLIFE Distributors LLC; Secretary, Eclipse Funds,
         3/26/56                                  Eclipse Funds Inc. and The MainStay Funds (since 2004) and ICAP
                                                  Funds, Inc. (since 2006); Chief Legal Officer--Mutual Funds and
                                                  Vice President and Corporate Counsel, The Prudential Insurance
                                                  Company of America (2000 to 2004).
         --------------------------------------------------------------------------------------------------------

     Arphiela Arizmendi resigned as Treasurer and Principal Financial and Accounting Officer of the Fund effective June 7, 2007.

     Christopher O. Blunt resigned as President of the Fund effective March 6, 2007.

     Alan J. Kirshenbaum resigned as Senior Vice President of the Fund effective March 19, 2007.

                                                    www.mainstayfunds.com     85

DIRECTORS AND OFFICERS*

SUSAN B. KERLEY
Chairman and Director

BRIAN A. MURDOCK
Chief Executive Officer and Director

STEPHEN P. FISHER
President

ALAN R. LATSHAW
Director

PETER MEENAN
Director

RICHARD H. NOLAN, JR.
Director

RICHARD S. TRUTANIC
Director

ROMAN L. WEIL
Director

JOHN A. WEISSER, JR.
Director

ROBERT A. ANSELMI
Chief Legal Officer

JACK BENINTENDE
Treasurer and Principal Financial and Accounting Officer

SCOTT T. HARRINGTON
Vice President--Administration

ALISON H. MICUCCI
Senior Vice President and Chief Compliance Officer

MARGUERITE E. H. MORRISON
Secretary

INVESTMENT ADVISER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

Some Portfolios may not be available in all products.
 * As of June 30, 2007.
** An affiliate of New York Life Investment Management LLC.

SUBADVISORS

MACKAY SHIELDS LLC**

ADMINISTRATOR

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

DISTRIBUTOR

NYLIFE DISTRIBUTORS LLC

CUSTODIAN

STATE STREET BANK & TRUST COMPANY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

LEGAL COUNSEL

DECHERT LLP

 86   MainStay VP Series Fund, Inc.